UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05149 and 811-10631

Name of Fund:	Funds For Institutions Series
FFI Government Fund
FFI Institutional Fund
FFI Institutional Tax-Exempt Fund
FFI Premier Institutional Fund
FFI Select Institutional Fund
FFI Treasury Fund

Master Institutional Money Market LLC
Master Institutional Portfolio
Master Institutional Tax-Exempt Portfolio
Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2012

Date of reporting period: 04/30/2012

Item 1 – Report to Stockholders

April 30, 2012

Annual Report

Funds For Institutions Series

▶ FFI Premier Institutional Fund

▶ FFI Institutional Fund

▶ FFI Select Institutional Fund

▶ FFI Government Fund

▶ FFI Treasury Fund

▶ FFI Institutional Tax-Exempt Fund

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Dear Shareholder

One year ago at this time, risk assets were in a broad retreat as political strife in Greece ignited fears about sovereign debt problems spreading across Europe and economic indicators signaled that the global recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. Early in August 2011, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as the European debt crisis intensified. Macro news flow became the dominant force in financial markets, driving asset prices up and down in lock step, in a risk on/risk off trading pattern. By the end of the third quarter in 2011, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October 2011 brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began making concerted efforts to stem the region’s debt crisis. Investors began to reenter the markets, putting risk assets on the road to recovery. Improving sentiment carried over into early 2012 as a number of factors elicited greater optimism. Sovereign debt problems in Europe became less pressing. Greece secured its second bailout package and completed the restructuring of its national debt. The European Central Bank gave financial markets a boost by providing additional liquidity through its long-term refinancing operations. The outlook for the global economy grew less dim as stronger data from the United States, particularly from the labor market, lifted sentiment. Hopes for additional monetary stimulus from the US Federal Reserve and strong corporate earnings pushed risk assets (including stocks, commodities and high yield bonds) higher through the first two months of the year while rising Treasury yields pressured higher-quality fixed income assets. The risk rally softened in late March, however, due to renewed fears about slowing growth in China and Europe’s debt troubles. Equity markets staggered downward in April as Spain’s financial situation became increasingly severe and elections in Greece and France added to uncertainty about the future of the euro zone. In the United States, disappointing jobs reports in April revealed that the recent acceleration in the labor market had been a short-lived surge. Overall, US economic data signaled that the pace of the recovery had slowed, but not to the extent that warranted additional monetary stimulus.

Thanks in large part to an exceptionally strong first quarter of 2012, equities and high yield bonds posted solid returns for the 6-month period ended April 30, 2012. On a 12-month basis, US large-cap stocks and high yield bonds delivered positive results; however, small-cap stocks finished in negative territory. International and emerging equities, which experienced significant downturns in 2011, lagged the broader rebound. Fixed income securities, including corporate, government and municipal bonds, performed well despite recent yield volatility. US Treasury bonds finished strong, with an April rally erasing the effects of their broad sell-off during February and March. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Financial markets have regained a significant degree of stability since the period of turmoil we endured last year; however, considerable headwinds remain. Political uncertainty in Europe elevates concerns about additional flare ups in the debt crisis. Higher energy prices and slowing growth in China continue to pose risks for the global economy. Potential political leadership changes around the world create additional layers of uncertainty. But, we believe that with these challenges come opportunities. We remain committed to working with you and your financial professional to identify actionable ideas for your portfolio. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Financial markets have regained a significant degree of stability since the period of turmoil we endured last year; however, considerable headwinds remain.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of April 30, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	12.77%	4.76%
US small cap equities (Russell 2000® Index)	11.02	(4.25)
International equities (MSCI Europe, Australasia, Far East Index)	2.44	(12.82)
Emerging market equities (MSCI Emerging Markets Index)	3.93	(12.61)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.01	0.05
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	3.83	16.41
US investment grade bonds (Barclays US Aggregate Bond Index)	2.44	7.54
Tax-exempt municipal bonds (S&P Municipal Bond Index)	5.71	11.90
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	6.91	5.89

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended April 30, 2012

Throughout the 12-month period ended April 30, 2012, the Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25%. In June 2011, the FOMC completed its stimulus program under which it purchased $600 billion of longer-term US Treasury securities for the purpose of keeping interest rates low. At its September 21, 2011 meeting, the FOMC noted that recent data indicated that economic growth had remained slow and inflation had moderated since earlier in the year. Considering these conditions, the FOMC announced its intention to extend the average duration of the US Treasury security portfolio by purchasing an additional $400 billion of long-term Treasury bonds and selling an equal amount of short-term Treasury securities before the end of June 2012. Known as “Operation Twist,” this policy action is designed to put downward pressure on long-term interest rates and make overall conditions more accommodative for economic growth. In January 2012, the FOMC indicated that it expects to keep interest rates low through late 2014.

In Europe, the sovereign debt crisis escalated in mid-2011 as fiscal problems spread from the peripheral countries of Greece, Portugal and Ireland to the larger nations of Italy and Spain, and ultimately affected the core European economies of France and Germany. To help support bank liquidity, the US Federal Reserve Bank lengthened the term of its US dollar liquidity swap facilities with the European Central Bank (“ECB”), the Bank of Canada, the Bank of England and the Swiss National Bank to August 1, 2012. Later in the period, the aforementioned central banks along with the Bank of Japan agreed to reduce the interest rate on loans made through US dollar liquidity swap lines by fifty basis points, thus making it less expensive for banks around the world to borrow US dollars.

Towards the end of 2011, the ECB expanded its long-term refinancing operations (“LTROs”) by providing euro-zone banks access to loans with maturities of three years and broadening the set of eligible collateral. As a result of these three-year allotments, euro-zone banks were able to obtain over one trillion euros of three-year funding. In response to these expanded liquidity facilities, market sentiment improved notably in the first quarter of 2012.

While accommodative actions from major central banks have significantly improved liquidity conditions, market participants remain cautious about the continued stability of large financial institutions. In mid-February 2012, Moody’s Investors Service announced its review of 17 global banks and securities firms that operate in the capital markets, citing “more fragile funding conditions, wider credit spreads, increased regulatory burdens and more difficult operating conditions” as the challenges they face that may not be adequately reflected in their current ratings. The potential for ratings downgrades increases the uncertainty about the financial health of these institutions.

London Interbank Offered Rates (“LIBOR”) moved higher by as much as 0.30% from the end of April 2011, mostly in longer-dated LIBOR settings, due in large part to ongoing concerns about European sovereign debt risk. The slope of the LIBOR curve, as measured from one month to one year, steepened to 1.29% at the end of April 2012, from 0.55% one year earlier.

In the short-term tax-exempt market, yields continued to trade at or near historic lows during the 12-month period ended April 30, 2012. New issuance of variable rate demand note (“VRDN”) securities, which make up the largest portion of municipal money market fund holdings, was down roughly 25% for the 12-month period, while total outstanding VRDN security supply was down approximately 35% at period end from its peak in mid-2008. While the FOMC continued its policy of maintaining low short-term interest rates, reduced supply of VRDN securities coupled with continued strong demand from non-traditional buyers contributed to lower yields. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.14% over the one-year period, as compared to 0.28% for the prior 12 months.

While state and local municipalities have continued to address their budget shortfalls in an effort to improve their fiscal health, austerity measures have contributed to overall note issuance declining nearly 10% over the year. Rates on longer-dated one-year municipal notes declined 18 basis points over the one-year period to 0.20% as of April 30, 2012. This trend may likely continue through 2012 as municipalities look to limit spending further in the face of diminishing stimulus from the federal government.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Fund Information as of April 30, 2012	Funds For Institutions Series

FFl Premier Institutional Fund

FFI Premier Institutional Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2012	0.18%	0.18%

FFl Institutional Fund

FFI Institutional Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2012	0.08%	0.08%

FFI Select Institutional Fund

FFI Select Institutional Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2012	0.13%	0.13%

FFI Government Fund

FFI Government Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the US Government, its agencies or instrumentalities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2012	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	54%
US Government Sponsored Agency Obligations	44
US Treasury Obligations	3
Liabilities in Excess of Other Assets	(1)
Total	100%

FFI Treasury Fund

FFI Treasury Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities that are direct obligations of the US Treasury.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2012	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
US Treasury Obligations	104%
Liabilities in Excess of Other Assets	(4)
Total	100%

FFI Institutional Tax-Exempt Fund

FFI Institutional Tax-Exempt Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality tax-exempt money market securities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2012	0.09%	0.09%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	5

Disclosure of Expenses	Funds For Institutions Series

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including administration or advisory fees and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2011 and held through April 30, 2012) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During the Period[1]	Annualized Expense Ratio
Actual
FFI Premier Institutional Fund[2]	$1,000.00	$1,000.80	$0.80	0.16%
FFI Institutional Fund[2]	$1,000.00	$1,000.20	$1.16	0.23%
FFI Select Institutional Fund[2]	$1,000.00	$1,000.70	$0.90	0.18%
FFI Government Fund	$1,000.00	$1,000.00	$0.80	0.16%
FFI Treasury Fund	$1,000.00	$1,000.00	$0.20	0.04%
FFI Institutional Tax-Exempt Fund[2]	$1,000.00	$1,000.10	$0.99	0.20%
Hypothetical (5% annual return before expenses)[3]
FFI Premier Institutional Fund[2]	$1,000.00	$1,024.05	$0.81	0.16%
FFI Institutional Fund[2]	$1,000.00	$1,023.97	$1.17	0.23%
FFI Select Institutional Fund[2]	$1,000.00	$1,023.97	$0.91	0.18%
FFI Government Fund	$1,000.00	$1,024.09	$0.81	0.16%
FFI Treasury Fund	$1,000.00	$1,024.65	$0.20	0.04%
FFI Institutional Tax-Exempt Fund[2]	$1,000.00	$1,023.86	$1.01	0.20%

[1]	Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[2]	Because the Fund is a feeder fund, the expense table example reflects the expenses of the the Fund and the master portfolio in which it invests.

[3]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

6	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Schedule of Investments April 30, 2012	FFI Government Fund
(Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Bonds, 1.13%, 7/30/12	$7,000	$7,016,072
Fannie Mae Discount Notes (a):
0.07%, 5/21/12	50,000	49,998,194
0.14%, 7/16/12	12,000	11,996,453
0.15%, 7/16/12	20,000	19,993,667
0.23%, 7/16/12	13,500	13,493,445
0.14%, 8/01/12	10,000	9,996,422
0.19%, 10/01/12	20,000	19,983,850
Fannie Mae Variable Rate Notes (b):
0.27%, 12/20/12	10,000	10,003,248
0.30%, 1/10/13	25,000	24,996,496
0.41%, 5/17/13	10,000	9,996,780
0.21%, 11/08/13	10,000	9,995,383
Federal Farm Credit Bank, 0.40%, 11/02/12	21,150	21,174,789
Federal Farm Credit Bank Discount Notes (a):
0.13%, 11/13/12	15,000	14,989,383
0.16%, 11/21/12	8,000	7,992,747
0.20%, 3/07/14	50,000	49,991,461
Federal Farm Credit Bank Variable Rate Notes (b):
0.41%, 1/25/13	10,650	10,650,396
0.33%, 11/27/13	20,000	20,000,000
Federal Home Loan Bank Bonds:
0.15%, 5/01/12	40,000	40,000,000
0.13%, 5/10/12	11,000	10,999,817
0.12%, 5/17/12	10,000	9,999,637
0.15%, 5/25/12	10,000	9,999,719
0.10%, 6/08/12	20,000	19,999,229
0.17%, 7/16/12	15,000	14,999,620
0.25%, 7/16/12	20,000	20,004,093
0.15%, 7/30/12	50,000	49,995,990
0.25%, 8/17/12	40,000	40,003,092
0.11%, 8/20/12	25,000	24,995,835
0.22%, 8/23/12	25,000	25,006,838
0.20%, 11/07/12	15,000	14,999,739
0.22%, 11/07/12	40,625	40,636,005
0.18%, 11/14/12	30,400	30,402,009
0.21%, 11/16/12	20,000	20,001,790
1.63%, 11/21/12	39,110	39,427,567
0.20%, 12/06/12	18,000	18,002,939
0.17%, 2/01/13	10,000	9,998,263
0.18%, 2/01/13	25,000	24,998,484
0.17%, 2/06/13	10,000	9,998,618
0.16%, 2/08/13	15,000	14,993,222
0.18%, 2/15/13	19,000	18,995,032
0.19%, 2/27/13	17,000	16,993,885
0.20%, 3/01/13	14,000	13,997,330
Federal Home Loan Bank Discount Notes (a):
0.16%, 10/03/12	100,000	99,931,111
0.17%, 10/03/12	12,000	11,991,475
Federal Home Loan Bank Variable Rate Note, 0.19%, 11/26/12 (b)	30,000	29,995,715
Freddie Mac Variable Rate Notes (b):
0.22%, 5/11/12	50,000	49,999,315
0.20%, 8/10/12	20,000	19,999,506
0.30%, 1/24/13	50,000	49,985,211
0.20%, 3/21/13	15,000	14,994,624
0.36%, 9/03/13	30,000	29,991,874
0.18%, 9/13/13	50,000	49,958,482
Tennessee Valley Authority, 6.79%, 5/23/12	15,000	15,061,013
Total US Government Sponsored Agency Obligations — 44.1%		1,223,625,865

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.15%, 9/13/12	$5,500	$5,496,855
0.15%, 9/20/12	40,000	39,976,333
0.15%, 11/01/12 (c)	37,000	36,972,877
0.20%, 3/07/13	16,000	15,973,409
Total US Treasury Obligations — 3.5%		98,419,474

Repurchase Agreements
Barclays Capital, Inc., 0.18%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $100,000,500, collateralized by various US Treasury Notes, 1.75% – 2.38% due 3/31/14 – 2/28/15, par and fair values of $98,369,600 and $102,000,009, respectively)	100,000	100,000,000
Citigroup Global Markets, Inc., 0.21%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $65,000,379 collateralized by various US Government Sponsored Agency Obligations, 1.42% – 20.35% due 12/15/36 – 2/20/38, par and fair values of $677,563,786 and $70,295,423, respectively)	65,000	65,000,000
Credit Suisse Securities (USA) LLC, 0.17%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $100,000,472 collateralized by a US Treasury Note, 0.25% due 02/28/14, par and fair values of $101,965,000 and $102,003,179, respectively)	100,000	100,000,000
Credit Suisse Securities (USA) LLC, 0.17%, 5/02/12 (Purchased on 4/30/12 to be repurchased at $100,000,944, collateralized by various US Government Sponsored Agency Obligations, 5.00% – 6.50% due 4/1/29 – 1/1/39, par and fair values of $350,985,314 and $103,000,980, respectively)	100,000	100,000,000
Deutsche Bank Securities, Inc., 0.20%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $50,000,278, collateralized by various US Government Sponsored Agency Obligations, 0.00% – 1.13% due 2/27/14 – 5/15/19, par and fair values of $54,322,832 and $51,000,001, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.21%, 5/01/12 (Purchased on 04/30/12 to be repurchased at $274,001,598, collateralized by various US Government Sponsored Agency Obligations, 4.00% – 7.00% due 10/01/38 – 4/01/42, par and fair values of $443,248,246 and $282,220,001, respectively)	274,000	274,000,000
Deutsche Bank Securities, Inc., 0.20%, 6/18/12 (Purchased on 3/19/12 to be repurchased at $100,050,556, collateralized by various US Government Sponsored Agency Obligations, 0.00% – 7.50% due 11/37/37 – 5/01/40, par and fair values of $348,067,236 and $105,908,637, respectively)	100,000	100,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	7

Schedule of Investments (concluded)	FFI Government Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.13%, 5/01/12 (Purchased on 4/24/12 to be repurchased at $150,003,792, collateralized by various US Government Sponsored Agency Obligations, 3.00% – 6.00% due 7/01/37 – 8/01/41, par and fair values of $290,485,574 and $154,500,000, respectively)	$150,000	$150,000,000
Goldman Sachs & Co., 0.20%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $30,044,167, collateralized by various US Government Sponsored Agency Obligations, 3.63% – 4.75% due 11/19/12 – 10/18/13, par and fair values of $29,261,000 and $30,649,309, respectively)	30,044	30,044,000
HSBC Securities (USA), Inc., 0.18%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $117,000,585, collateralized by a US Treasury Note, 0.25% due 04/30/14, par and fair values of $119,370,000 and $119,342,543, respectively)	117,000	117,000,000
HSBC Securities (USA), Inc., 0.21%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $50,000,292, collateralized by a US Government Sponsored Agency Obligation, 5.00% due 09/01/41, par and fair values of $55,660,000 and $51,501,548 respectively)	50,000	50,000,000
JPMorgan Securities, Inc., 0.18%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $50,000,250, collateralized by various US Treasury Notes, 0.25% – 5.00% due 10/15/14 – 2/15/15, par and fair values of $51,070,500 and $51,000,171 respectively)	50,000	50,000,000
Morgan Stanley & Co., Inc., 0.18%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $180,000,900, collateralized by various US Treasury Notes, 0.38% – 3.38% due 11/30/12 – 9/30/16, par and fair values of $176,859,564 and $183,600,043, respectively)	180,000	180,000,000
Morgan Stanley & Co., Inc., 0.22%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $75,000,458, collateralized by various US Government Sponsored Agency Obligations, 2.87% – 4.00% due 10/01/41 – 01/01/42, par and fair values of $80,320,454 and $77,250,000, respectively)	75,000	75,000,000
RBS Securities, Inc., 0.21%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $50,000,292, collateralized by various US Government Sponsored Agency Obligations, 3.50% – 4.50% due 6/01/26 – 3/01/42, par and fair values of $51,469,618 and $51,504,680, respectively)	50,000	50,000,000
Total Repurchase Agreements — 53.7%		1,491,044,000
Total Investments (Cost — $2,813,089,339*) — 101.3%		2,813,089,339
Liabilities in Excess of Other Assets — (1.3)%		(35,304,729)
Net Assets — 100.0%		$2,777,784,610

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	When-issued security. Unsettled when-issued security transsactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
JPMorgan Securities, Inc.	$36,972,877	—

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,813,089,339	—	$2,813,089,339

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

8	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Schedule of Investments April 30, 2012	FFI Treasury Fund
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.05% – 0.08%, 5/03/12	$303,877	$303,875,951
0.08%, 5/10/12	415,000	414,992,069
0.04% – 0.10%, 5/17/12	242,000	241,993,094
0.06% – 0.09%, 5/24/12	519,000	518,978,507
0.12%, 5/31/12	25,000	24,997,604
0.08%, 6/07/12	30,000	29,997,549
0.10%, 6/21/12	75,000	74,989,906
0.07% – 0.09%, 7/05/12	150,000	149,979,160
0.08%, 7/12/12	100,000	99,984,500
0.08% – 0.09%, 7/19/12	74,000	73,986,570
0.08%, 7/26/12	80,000	79,984,711
0.08% – 0.10%, 8/02/12	175,000	174,960,263
0.10%, 8/09/12	200,000	199,944,444
0.13%, 8/16/12	100,000	99,962,847
0.10% – 0.13%, 8/23/12	30,000	29,988,600
0.13%, 9/06/12	100,000	99,955,556
0.15%, 9/13/12	13,950	13,942,153
0.14% – 0.15%, 10/04/12	25,000	24,984,617
0.13%, 10/18/12	15,000	14,990,792
0.20%, 3/07/13	8,000	7,986,705
US Treasury Notes:
1.38%, 5/15/12	15,000	15,006,451
4.13%, 8/31/12	10,000	10,132,084
3.88%, 10/31/12	75,000	76,402,881
Total Investments (Cost — $2,782,017,014*) — 103.7%		2,782,017,014
Liabilities in Excess of Other Assets — (3.7)%		(99,948,996)
Net Assets — 100.0%		$2,682,068,018

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,782,017,014	—	$2,782,017,014

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	9

Statements of Assets and Liabilities	Funds For Institutions Series

April 30, 2012	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund
Assets
Investments at value — from the applicable Master Portfolio[1,5]	$8,056,529,005	$2,620,600,568	$2,889,265,348	—	—	$2,929,442,788
Investments at value — unaffiliated[2]	—	—	—	$1,322,045,339	$2,782,017,014	—
Repurchase agreements at value — unaffiliated[3]	—	—	—	1,491,044,000	—	—
Cash	—	—	—	793,735	44,025	—
Capital shares sold receivable	712	578,670	1,951	454,780	75,000	10,453,424
Withdrawals receivable from the Master Portfolio	—	—	—	—	—	28,259
Interest receivable	—	—	—	1,249,685	172,587	—
Prepaid expenses	187,031	158,622	—	16,443	38,564	129,805
Total assets	8,056,716,748	2,621,337,860	2,889,267,299	2,815,603,982	2,782,347,190	2,940,054,276

Liabilities
Capital shares redeemed payable	—	—	—	253,372	59,976	10,481,683
Contributions payable to the Master Portfolio	712	578,670	1,951	—	—	—
Administration fees payable	700,397	323,129	230,270	—	—	366,222
Income dividends payable	185,320	5,681	43,998	1,368	—	29,708
Professional fees payable	177,807	100,565	44,327	80,308	72,899	70,994
Officer’s and Directors’ fees payable	4,387	2,991	1,981	6,260	5,681	2,415
Investments purchased payable	—	—	—	36,972,877	99,975,986	—
Investment advisory fees payable	—	—	—	347,851	33,261	—
Other accrued expenses payable	119,678	144,314	59,511	157,336	131,369	133,982
Total liabilities	1,188,301	1,155,350	382,038	37,819,372	100,279,172	11,085,004
Net Assets	$8,055,528,447	$2,620,182,510	$2,888,885,261	$2,777,784,610	$2,682,068,018	$2,928,969,272

Net Assets Consist of
Paid-in capital	$8,056,187,938	$2,620,019,748	$2,888,760,971	$2,777,765,624	$2,682,040,416	$2,928,968,856
Undistributed (distributions in excess of) net investment income	14,099	5,645	5,036	2,494	1,220	(20,673)
Accumulated net realized gain (loss)	(673,590)	157,117	119,254	16,492	26,382	21,089
Net Assets, $1.00 net asset value per share[4]	$8,055,528,447	$2,620,182,510	$2,888,885,261	$2,777,784,610	$2,682,068,018	$2,928,969,272
[1] Investments at cost — affiliated	$8,056,529,005	$2,620,600,568	$2,889,265,348	—	—	$2,929,442,788
[2] Investments at cost — unaffiliated	—	—	—	$1,322,045,339	$2,782,017,014	—
[3] Repurchase agreements at cost —unaffiliated	—	—	—	$1,491,044,000	—	—
[4] Shares outstanding, unlimited number of shares authorized, par value $0.10 per share	8,056,187,938	2,620,019,748	2,888,760,971	2,777,765,624	2,682,040,425	2,926,943,064

[5]	Master Premier Institutional Portfolio, Master Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio, respectively.

See Notes to Financial Statements.

10	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Statements of Operations	Funds For Institutions Series

Year Ended April 30, 2012	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund
Investment Income
Interest	—	—	—	$4,908,326	$1,432,955	—
Net investment income allocated from the applicable Master Portfolio:
Interest	$29,205,072	$9,418,856	$9,678,333	—	—	$8,181,852
Expenses	(5,718,295)	(1,937,193)	(1,955,197)	—	—	(2,214,110)
Total income	23,486,777	7,481,663	7,723,136	4,908,326	1,432,955	5,967,742

Expenses
Administration	10,263,882	5,088,490	4,471,097	—	—	5,678,383
Transfer agent	379,825	554,336	103,154	235,788	206,687	357,265
Insurance	199,058	135,642	58,068	50,289	36,766	111,087
Registration	89,002	121,554	116,112	97,188	107,482	92,460
Printing	22,038	22,770	18,898	6,478	11,506	24,774
Professional	18,163	12,940	40,606	41,163	38,977	66,624
Officer and Directors	6,060	11,018	2,509	30,117	27,778	1,749
Investment advisory	—	—	—	10,112,348	9,669,910	—
Custodian	—	—	—	248,913	159,380	—
Miscellaneous	9,495	31,070	41,104	29,911	55,209	54,254
Total expenses	10,987,523	5,977,820	4,851,548	10,852,195	10,313,695	6,386,596
Less fees waived by advisor	—	—	—	(6,151,742)	(8,882,174)	—
Less fees waived and/or reimbursed by administrator	—	(65,150)	(615,910)	—	—	(1,730,550)
Total expenses after fees waived and/or reimbursed	10,987,523	5,912,670	4,235,638	4,700,453	1,431,521	4,656,046
Net investment income	12,499,254	1,568,993	3,487,498	207,873	1,434	1,311,696

Realized Gain
Net realized gain allocated from the applicable Master Portfolio	512,233	115,168	108,678	—	—	75,691
Net realized gain from investments	—	—	—	77,897	67,689	—
Net Increase in Net Assets Resulting from Operations	$13,011,487	$1,684,161	$3,596,176	$285,770	$69,123	$1,387,387

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	11

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Premier Institutional Fund		FFI Institutional Fund
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011
Operations
Net investment income	$12,499,254	$25,835,203	$1,568,993	$11,077,628
Net realized gain	512,233	1,113,571	115,168	413,047
Net increase in net assets resulting from operations	13,011,487	26,948,774	1,684,161	11,490,675

Dividends and Distributions to Shareholders From
Net investment income	(12,493,384)	(25,826,974)	(1,566,967)	(11,074,009)
Net realized gain	—	—	(432,874)	(2,550,370)
Decrease in net assets resulting from dividends and distributions to shareholders	(12,493,384)	(25,826,974)	(1,999,841)	(13,624,379)

Capital Share Transactions
Net proceeds from sale of shares	41,288,745,449	62,841,244,707	8,521,364,126	28,946,863,650
Reinvestment of dividends and distributions	9,972,246	20,132,760	1,881,490	12,444,802
Cost of shares redeemed	(44,528,247,098)	(63,760,147,675)	(10,498,221,469)	(31,145,384,201)
Net decrease in net assets derived from capital share transactions	(3,229,529,403)	(898,770,208)	(1,974,975,853)	(2,186,075,749)

Net Assets
Total decrease in net assets	(3,229,011,300)	(897,648,408)	(1,975,291,533)	(2,188,209,453)
Beginning of year	11,284,539,747	12,182,188,155	4,595,474,043	6,783,683,496
End of year	$8,055,528,447	$11,284,539,747	$2,620,182,510	$4,595,474,043
Undistributed net investment income	$14,099	$8,229	$5,645	$3,619

	FFI Select Institutional Fund		FFI Government Fund
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011
Operations
Net investment income	$3,487,498	$11,865,368	$207,873	$2,047,874
Net realized gain	108,678	369,560	77,897	112,949
Net increase in net assets resulting from operations	3,596,176	12,234,928	285,770	2,160,823

Dividends and Distributions to Shareholders From
Net investment income	(3,485,078)	(11,862,752)	(206,780)	(2,046,473)
Net realized gain	(354,494)	(429,041)	(197,698)	(760,480)
Decrease in net assets resulting from dividends and distributions to shareholders	(3,839,572)	(12,291,793)	(404,478)	(2,806,953)

Capital Share Transactions
Net proceeds from sale of shares	37,355,360,190	53,644,945,255	16,532,252,872	26,528,353,245
Reinvestment of dividends and distributions	3,241,843	9,739,014	380,958	2,517,604
Cost of shares redeemed	(39,164,228,204)	(53,355,773,797)	(16,790,610,505)	(28,475,217,873)
Net increase (decrease) in net assets derived from capital share transactions	(1,805,626,171)	298,910,472	(257,976,675)	(1,944,347,024)

Net Assets
Total increase (decrease) in net assets	(1,805,869,567)	298,853,607	(258,095,383)	(1,944,993,154)
Beginning of year	4,694,754,828	4,395,901,221	3,035,879,993	4,980,873,147
End of year	$2,888,885,261	$4,694,754,828	$2,777,784,610	$3,035,879,993
Undistributed net investment income	$5,036	$2,616	$2,494	$1,401

See Notes to Financial Statements.

12	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Statements of Changes in Net Assets (concluded)	Funds For Institutions Series

	FFI Treasury Fund		FFI Institutional Tax-Exempt Fund
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011
Operations
Net investment income	$1,434	$1,611	$1,311,696	$13,704,076
Net realized gain	67,689	182,480	75,691	395,094
Net increase in net assets resulting from operations	69,123	184,091	1,387,387	14,099,170

Dividends and Distributions to Shareholders From
Net investment income	(930)	(904)	(1,308,349)	(13,699,383)
Net realized gain	(125,620)	(215,777)	(54,602)	(243,902)
Decrease in net assets resulting from dividends and distributions to shareholders	(126,550)	(216,681)	(1,362,951)	(13,943,285)

Capital Share Transactions
Net proceeds from sale of shares	6,294,746,651	4,139,779,253	9,697,551,312	16,871,384,647
Reinvestment of dividends and distributions	125,384	213,053	1,164,246	12,993,593
Cost of shares redeemed	(6,253,693,454)	(6,171,015,412)	(11,920,715,761)	(22,527,550,631)
Net increase (decrease) in net assets derived from capital share transactions	41,178,581	(2,031,023,106)	(2,222,000,203)	(5,643,172,391)

Net Assets
Total increase (decrease) in net assets	41,121,154	(2,031,055,696)	(2,221,975,767)	(5,643,016,506)
Beginning of year	2,640,946,864	4,672,002,560	5,150,945,039	10,793,961,545
End of year	$2,682,068,018	$2,640,946,864	$2,928,969,272	$5,150,945,039
Undistributed (distributions in excess of) net investment income	$1,220	$707	$(20,673)	$4,693

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	13

Financial Highlights	Funds For Institutions Series

	FFI Premier Institutional Fund
	Year Ended April 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0012	0.0022	0.0028	0.0209	0.0473
Net realized gain	—	0.0001	—	—	—
Net increase from investment operations	0.0012	0.0023	0.0028	0.0209	0.0473
Dividends from net investment income	(0.0012)	(0.0022)	(0.0028)	(0.0209)	(0.0473)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.12%	0.22%	0.28%	2.11%	4.83%

Ratios to Average Net Assets[2]
Total expenses	0.16%	0.16%	0.18%	0.18%	0.16%
Net investment income	0.12%	0.22%	0.29%	2.16%	4.63%

Supplemental Data
Net assets, end of year (000)	$8,055,528	$11,284,540	$12,182,188	$17,312,092	$32,406,176

	FFI Institutional Fund
	Year Ended April 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0006	0.0017	0.0023	0.0204	0.0467
Net realized gain	0.0001	0.0003	—	—	—
Net increase from investment operations	0.0007	0.0020	0.0023	0.0204	0.0467
Dividends and distributions from:
Net investment income	(0.0006)	(0.0017)	(0.0023)	(0.0204)	(0.0467)
Net realized gain	(0.0001)	(0.0003)	—	—	—
Total dividends and distributions	(0.0007)	(0.0020)	(0.0023)	(0.0204)	(0.0467)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.06%	0.20%	0.23%	2.06%	4.77%

Ratios to Average Net Assets[2]
Total expenses	0.23%	0.22%	0.24%	0.24%	0.22%
Total expenses after fees waived	0.23%	0.22%	0.24%	0.24%	0.22%
Net investment income	0.05%	0.17%	0.26%	2.03%	4.59%

Supplemental Data
Net assets, end of year (000)	$2,620,183	$4,595,474	$6,783,683	$23,356,339	$27,287,307

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

14	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Financial Highlights	Funds For Institutions Series

	FFI Select Institutional Fund
	Year Ended April 30,				Period February 4, 2008[1] to April 30, 2008
	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0010	0.0020	0.0027	0.0207	0.0082
Net realized gain	0.0001	0.0001	—	—	—
Net increase from investment operations	0.0011	0.0021	0.0027	0.0207	0.0082
Dividends and distributions from:
Net investment income	(0.0010)	(0.0020)	(0.0027)	(0.0207)	(0.0082)
Net realized gain	(0.0001)	(0.0001)	—	—	—
Total dividends and distributions	(0.0011)	(0.0021)	(0.0027)	(0.0207)	(0.0082)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.11%	0.21%	0.27%	2.09%	0.82%[3]

Ratios to Average Net Assets[4]
Total expenses	0.20%	0.18%	0.18%	0.21%	0.18%[5]
Total expenses after fees waived and paid indirectly	0.18%	0.18%	0.18%	0.21%	0.18%[5]
Net investment income	0.10%	0.21%	0.24%	2.04%	3.34%[5]

Supplemental Data
Net assets applicable, end of period (000)	$2,888,885	$4,694,755	$4,395,901	$2,625,408	$2,319,487

[1]	Commencement of operations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	15

Financial Highlights	Funds For Institutions Series

	FFI Government Fund
	Year Ended April 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0001	0.0005	0.0012	0.0141	0.0435
Dividends and distributions from:
Net investment income	(0.0001)	(0.0005)	(0.0012)	(0.0141)	(0.0435)
Net realized gain	—	(0.0002)	—	—	—
Total dividends and distributions	(0.0001)	(0.0007)	(0.0012)	(0.0141)	(0.0435)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.01%	0.07%	0.12%	1.42%	4.44%

Ratios to Average Net Assets
Total expenses	0.33%	0.33%	0.34%	0.35%	0.32%
Total expenses after fees waived and paid indirectly	0.15%	0.22%	0.23%	0.24%	0.21%
Net investment income	0.01%	0.05%	0.12%	1.26%	4.06%

Supplemental Data
Net assets, end of year (000)	$2,777,785	$3,035,880	$4,980,873	$11,707,716	$9,072,522

	FFI Treasury Fund
	Year Ended April 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0001	0.0076	0.0346
Net realized gain	—	0.0001	—	—	—
Net increase from investment operations	0.0000	0.0001	0.0001	0.0076	0.0346
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0001)	(0.0076)	(0.0346)
Net realized gain	—	(0.0001)	—	—	—
Total dividends and distributions	(0.0000)	(0.0001)	(0.0001)	(0.0076)	(0.0346)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%	0.01%	0.01%	0.77%	3.51%

Ratios to Average Net Assets
Total expenses	0.33%	0.33%	0.34%	0.33%	0.32%
Total expenses after fees waived	0.05%	0.16%	0.17%	0.22%	0.21%
Net investment income	0.00%[2]	0.00%[2]	0.00%	0.68%	2.74%

Supplemental Data
Net assets, end of year (000)	$2,682,068	$2,640,947	$4,672,003	$9,875,165	$9,627,231

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Amount is less than 0.01%.

See Notes to Financial Statements.

16	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Financial Highlights	Funds For Institutions Series

	FFI Institutional Tax-Exempt Fund
	Year Ended April 30,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0003	0.0017	0.0028	0.0150	0.0314
Dividends and distributions from:
Net investment income	(0.0003)	(0.0017)	(0.0028)	(0.0150)	(0.0314)
Net realized gain	—	—	—	—	(0.0000)
Total dividends and distributions	(0.0003)	(0.0017)	(0.0028)	(0.0150)	(0.0314)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.03%	0.17%	0.28%	1.51%	3.18%

Ratios to Average Net Assets[2]
Total expenses	0.23%	0.22%	0.23%	0.24%	0.22%
Total expenses after fees waived	0.18%	0.22%	0.23%	0.24%	0.22%
Net investment income	0.03%	0.18%	0.28%	1.55%	3.13%

Supplemental Data
Net assets, end of year (000)	$2,928,969	$5,150,945	$10,793,962	$14,886,326	$17,518,515

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	17

Notes to Financial Statements	Funds For Institutions Series

1. Organization and Significant Accounting Policies:

Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of six series, FFI Premier Institutional Fund (“Premier Institutional Fund”), FFI Institutional Fund (“Institutional Fund”), FFI Select Institutional Fund (“Select Institutional Fund”), FFI Government Fund (“Government Fund”), FFI Treasury Fund (“Treasury Fund”) and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (collectively, the “Funds” or individually a “Fund”). Each Fund is classified as diversified. Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund (the “Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in the applicable series (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”), which have the same investment objective and strategies as the corresponding Feeder Funds. Premier Institutional Fund invests all of its assets in Master Premier Institutional Portfolio. Institutional Fund and Select Institutional Fund invest all of their assets in Master Institutional Portfolio. Institutional Tax-Exempt Fund invests all of its assets in Master Institutional Tax-Exempt Portfolio. The Master LLC is organized as a Delaware limited liability company and is a registered investment company. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the net assets of the corresponding Master Portfolio. As of April 30, 2012, the percentage of Master Premier Institutional Portfolio and Master Institutional Tax-Exempt Portfolio owned by Premier Institutional Fund and Institutional Tax-Exempt Fund were 100% and 100%, respectively. As of April 30, 2012, the percentage of Master Institutional Portfolio owned by Institutional Fund and Select Institutional Fund were 48% and 52%, respectively. The performance of each Feeder Fund is directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements. The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the Trustees of the Trust and the Directors of the Master LLC are referred to throughout this report as the “Directors.” The Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ policy is to fair value their financial instruments at market value. Each Feeder Fund records its investment in the applicable Master Portfolio at fair value based on each Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by each of the Master LLCs is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. Government Fund’s and Treasury Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts or premiums are recorded until the maturity of the security. The Funds seek to maintain their NAVs per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Repurchase Agreements: Government Fund and Treasury Fund may invest in repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For the Feeder Funds, contributions to and withdrawals from the applicable Master Portfolio are accounted for on a trade date basis. The Feeder Funds record daily their proportionate share of the applicable Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

18	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Notes to Financial Statements (continued)	Funds For Institutions Series

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended April 30, 2012. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements, which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed as well as disclosure of the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

As of April 30, 2012, the PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

BlackRock Advisors, LLC (the “Manager” or the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, acts as the investment advisor for Government Fund and Treasury Fund pursuant to an investment advisory agreement with the Trust, and as the Administrator to the Feeder Funds pursuant to an administrative agreement with the Trust. The Feeder Funds do not pay an investment advisory fee or investment management fee.

The Manager provides investment advisory and administrative services to Government Fund and Treasury Fund. The Manager is responsible for the management of Government Fund and Treasury Fund and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

First $500 million	0.350%
$500 million – $750 million	0.335%
$750 million – $1 billion	0.320%
Greater than $1 billion	0.300%

The Manager voluntarily agreed to waive a portion of the investment advisory fees for Government Fund and Treasury Fund. The effective fee payable to the Manager by Government Fund and Treasury Fund will be at the annual rate of 0.20% of such Fund’s average daily net assets. The Manager may discontinue this waiver in whole or in part at any time without notice. These amounts are included in fees waived by advisor in the Statements of Operations.

For the year ended April 30, 2012, the following amounts were waived pursuant to this agreement:

Government Fund	$3,628,563
Treasury Fund	$3,483,945

The Manager and/or Administrator voluntarily agreed to waive and/or reimburse a portion of its advisory and/or administration fees to enable Institutional Fund, Select Institutional Fund, Premier Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund to maintain a minimum daily net investment income dividend. This amount is included in or shown as fees waived by advisor or fees waived and/or reimbursed by administrator in the Statements of Operations.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	19

Notes to Financial Statements (continued)	Funds For Institutions Series

The Manager, with respect to Government Fund and Treasury Fund, entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager. The Manager paid BIMC for services it provided, a monthly fee that was a percentage of the investment advisory fees paid by each Fund to the Manager. Effective July 1, 2011, the sub-advisory agreement was terminated.

The Administrator provides certain administrative services for the Feeder Funds. For such services, each Feeder Fund pays the Administrator a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Premier Institutional Fund	0.10%
Institutional Fund	0.15%
Select Institutional Fund	0.13%
Institutional Tax-Exempt Fund	0.15%

Under Select Institutional Fund’s administration agreement, in exchange for the administration fee, the Administrator has agreed to pay all other ordinary expenses of Select Institutional Fund other than the Fund’s pro rata portion of the investment advisory fee of the Master Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18% of the Fund’s average daily net assets. In the event that the Administrator does not pay such expenses of the Fund, the administration fee shall be automatically reduced by an amount equal to the amount of such expenses not paid by the Administrator.

The Trust, on behalf of each Fund, entered into a Distribution Agreement with BlackRock Investments, LLC, an affiliate of the Manager.

Certain officers and/or directors of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Income Tax Information:

US GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of April 30, 2012 attributable to amortization methods on fixed income securities, non-deductible expenses and the reclassification of distributions were reclassified to the following accounts:

	Treasury Fund	Institutional Tax-Exempt Fund
Paid-in capital	$(9)	$72,656
Undistributed (distributions in excess of) net investment income	$9	$(28,713)
Accumulated net realized gain (loss)	—	$(43,943)

The tax character of distributions paid during the fiscal years ended April 30, 2012 and April 30, 2011 was as follows:

		Premier Institutional Fund	Institutional Fund	Select Institutional Fund	Government Fund	Treasury Fund	Institutional Tax-Exempt Fund
Tax-exempt income	4/30/12	—	—	—	—	—	$1,308,349
	4/30/11	—	—	—	—	—	13,697,974
Ordinary income	4/30/12	$12,493,384	$1,977,637	$3,809,448	$376,806	$126,550	22,780
	4/30/11	25,826,974	13,545,624	12,231,582	2,806,953	216,681	42,342	[1]
Long-term capital gains	4/30/12	—	22,204	30,124	27,672	—	31,822
	4/30/11	—	78,755	60,211	—	—	479,120	[1]
Total	4/30/12	$12,493,384	$1,999,841	$3,839,572	$404,478	$126,550	$1,362,951
	4/30/11	$25,826,974	$13,624,379	$12,291,793	$2,806,953	$216,681	$14,219,436

[1]	Distribution amounts may include a portion of the proceeds from redeemed shares.

20	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Notes to Financial Statements (concluded)	Funds For Institutions Series

As of April 30, 2012, the tax components of accumulated net earnings (losses) were as follows:

	Premier Institutional Fund	Institutional Fund	Select Institutional Fund	Government Fund	Treasury Fund	Institutional Tax-Exempt Fund
Undistributed ordinary income	$14,099	$162,762	$124,290	$18,986	$27,681	$9,783
Undistributed long-term capital gains	—	—	—	—	—	13,552
Capital loss carryforwards	(673,590)	—	—	—	—
Net unrealized losses[1]	—	—	—	—	(79)	(22,919)
Total	$(659,491)	$162,762	$124,290	$18,986	$27,602	$416

[1]	The differences between book-basis and tax-basis net unrealized losses were attributable primarily to the tax deferral of losses on wash sales and the timing of distributions.

As of April 30, 2012, Premier Institutional Fund had a capital loss carryforward in the amount of $673,590, available to offset future realized capital gains, all of which expires April 30, 2017.

4. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

For Institutional Tax-Exempt Fund, shares sold, reinvested and redeemed during the year were as follows:

Shares sold	9,697,551,312
Shares issued to shareholders in reinvestment of dividends and distributions	1,164,246
Shares redeemed	(11,920,345,563)
Net decrease	(2,221,630,005)

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	21

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Funds For Institutions Series:

We have audited the accompanying statements of assets and liabilities of Funds For Institutions Series (the “Trust”), consisting of FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund, FFI Treasury Fund and FFI Institutional Tax-Exempt Fund (collectively, the “Funds”), each a separate series of the Trust, including the schedules of investments of FFI Government Fund and FFI Treasury Fund, as of April 30, 2012, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of the Trust as of April 30, 2012, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
June 25, 2012

Important Tax Information (Unaudited)

All of the net investment income distributions paid by FFI Institutional Tax-Exempt Fund during the fiscal year ended April 30, 2012 qualify as tax-exempt interest dividends for federal income tax purposes. Additionally, the Fund distributed qualified short-term gains1 of $0.00000670 and long-term gains of $0.00000936 per share to shareholders of record on December 1, 2011.

The following information is provided with respect to the ordinary income distributions paid by FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund and FFI Treasury Fund for the taxable year ended April 30, 2012.

		FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund
Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents[1]
Months Paid:	May 2011 – December 2011	97.12%	98.20%	98.20%	100.00%	100.00%
	January 2012 – April 2012	100.00%	100.00%	100.00%	100.00%	100.00%
Federal Obligation Interest[2]		4.67%	2.78%	3.04%	17.41%	1.14%[3]
Long-Term Capital Gains Per Share
Record Date:	December 1, 2011	—	$0.000007140	$0.000008030	$0.000008130	—

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from US withholding tax for nonresidents aliens and foreign corporations.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[3]	At least 50% of the assets of the Fund were invested in Federal obligations at the end of each fiscal quarter.

22	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Portfolio Summary as of April 30, 2012	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Institutional Portfolio	Percent of Net Assets
Certificates of Deposit	42%
Commercial Paper	21
Repurchase Agreements	17
US Government Sponsored Agency Obligations	8
US Treasury Obligations	7
Time Deposits	3
Corporate Notes	2
Total	100%

Master Institutional Portfolio	Percent of Net Assets
Commercial Paper	26%
Repurchase Agreements	25
Certificates of Deposit	24
US Government Sponsored Agency Obligations	10
US Treasury Obligations	9
Time Deposits	4
Corporate Notes	2
Total	100%

Master Institutional Tax-Exempt Portfolio	Percent of Net Assets
Variable Rate Demand Obligations	82%
Fixed Rate Notes	10
Tax-Exempt Commercial Paper	6
Put Bonds	2
Total	100%

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	23

Schedule of Investments April 30, 2012	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a) — 41.7%
Bank of Montreal, Chicago:
0.15%, 5/07/12	$175,000	$175,000,000
0.20%, 7/06/12	200,000	200,000,000
Bank of Nova Scotia, Houston:
0.48%, 6/26/12	25,000	25,000,000
0.35%, 8/30/12	175,000	175,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.40%, 5/11/12	75,000	75,000,000
0.38%, 7/02/12	150,000	150,000,000
Barclays Bank Plc, NY:
0.50%, 5/16/12	99,000	99,000,000
0.59%, 7/13/12	115,000	115,000,000
Credit Suisse, NY, 0.30%, 7/11/12	207,000,000	207,000,000
Deutsche Bank AG, NY, 0.40%, 6/07/12	200,000,000	200,000,000
Mizuho Corporate Bank Ltd., NY:
0.37%, 6/07/12	100,000	100,000,000
0.42%, 6/22/12	50,000	49,969,339
0.30%, 7/11/12	200,000	200,000,000
National Australia Bank Ltd., London, 0.47%, 6/22/12 (b)	74,000,000	74,000,000
National Australia Bank Ltd., NY:
0.49%, 6/18/12	47,000	47,000,000
0.40%, 7/18/12	175,000	175,000,000
0.29%, 10/12/12 (b)	30,000,000	30,000,000
Nordea Bank Finland Plc, NY:
0.30%, 5/21/12	81,500	81,500,000
0.61%, 8/09/12	83,000	83,000,000
0.36%, 10/11/12	110,500	110,500,000
Norinchukin Bank, NY, 0.17%, 5/07/12	100,000,000	100,000,000
Rabobank Nederland NV, NY:
0.57%, 9/17/12	137,000	137,000,000
0.53%, 10/25/12	100,000	100,000,000
0.57%, 7/18/13 (b)	150,000	150,000,000
Royal Bank of Canada, NY (b):
0.51%, 5/16/12	162,000	162,000,000
0.45%, 4/02/13	108,500	108,500,000
Toronto-Dominion Bank, NY:
0.17%, 5/15/12	200,000	200,000,000
0.28%, 8/24/12	28,000	28,000,000
Total Certificates of Deposit — 41.7%		3,357,469,339

Commercial Paper	Par (000)	Value
Antalis US Funding Corp., 0.52%, 5/03/12	$62,500	$62,498,194
Atlantis One Funding Corp., 0.39%, 6/07/12	40,000	39,983,966
Barclays Bank Plc, US Collateralized CP Notes, Series 2010-1, 0.52%, 5/11/12	27,395	27,391,043
Chariot Funding LLC, 0.17%, 5/08/12	3,580	3,579,882
Commonwealth Bank of Australia, 0.50%, 7/06/12	57,000	56,947,750
DNB Bank ASA, 0.32%, 8/13/12 (c)	77,000	76,928,818
Erste Abwicklungsanstalt:
0.45%, 6/28/12	57,000	56,958,675
0.58%, 10/17/12	33,000	32,910,148
0.61%, 11/09/12	25,500	25,417,040
HSBC USA Inc., 0.29%, 6/05/12	66,500	66,481,251
ING (US) Funding LLC:
0.49%, 5/16/12	200,000	199,959,167
0.38%, 7/24/12 (c)	125,000	124,890,625
Kells Funding LLC:
0.60%, 6/26/12	75,000	74,930,000
0.59%, 8/10/12	121,000	120,799,711
MetLife Short-Term Funding LLC, 0.21%, 7/17/12	45,000	44,979,787
National Australia Funding, DE, Inc., 0.47%, 7/03/12 (c)	80,500	80,433,789
Nordea North America, Inc./DE, 0.40%, 5/23/12 (c)	45,000	44,989,000
Salisbury Receivables Co. LLC, 0.21%, 5/15/12	50,000	49,995,917
Scaldis Capital LLC, 0.43%, 5/14/12	63,140	63,130,196
Starbird Funding Corp., 0.42%, 5/02/12	23,500	23,499,726
Sumitomo Trust & Banking Co. Ltd., 0.37%, 7/16/12	50,000	49,960,944
Westpac Banking Corp. (c):
0.50%, 7/09/12	156,500	156,350,021
0.49%, 8/13/12	198,000	197,719,720
Total Commercial Paper — 20.9%		1,680,735,370

Corporate Notes — 1.6%
JPMorgan Chase Bank NA, 0.54%, 5/17/13 (b)	129,905	129,905,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
ECN	Extendible Commercial Note
EDA	Economic Development Authority
EDC	Economic Development Corp.
FLOATS	Floating Rate Securities
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
HDA	Housing Development Authority
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity
Optional Tenders
PUTTERS	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROCS	Reset Option Certificates
SAN	State Aid Notes
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

24	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Schedule of Investments (continued)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds — 0.1%	Par (000)	Value
San Jose Redevelopment Agency, RB, VRDN, Merged Area Redevelopment Project, Series A (JPMorgan Chase Bank NA LOC), 0.22%, 5/07/12 (d)	$12,000	$12,000,000

Time Deposits — 3.0%
Natixis Grand Cayman, 0.21%, 5/01/12	239,324	239,324,000

US Government Sponsored Agency Obligations
Fannie Mae Discount Notes, 0.16%, 8/01/12 (c)	80,000	79,967,289
Fannie Mae Variable Rate Notes (b):
0.23%, 7/26/12	103,000	102,995,153
0.26%, 8/23/12	180,000	179,982,938
0.27%, 9/17/12	75,000	74,994,224
0.27%, 12/20/12	64,000	63,991,730
Federal Home Loan Bank Discount Notes, 0.10%, 6/20/12 (c)	25,000	24,996,528
Freddie Mac Discount Notes, 0.13%, 8/14/12 (c)	55,000	54,979,146
Freddie Mac Variable Rate Notes, 0.30%, 1/24/13 (b)	50,000	49,985,211
Total US Government Sponsored
Agency Obligations — 7.8%		631,892,219

US Treasury Obligations
US Treasury Bills (c):
0.10%, 8/09/12	73,000	72,979,722
0.15%, 9/20/12	50,000	49,970,417
0.15%, 11/15/12	65,000	64,948,163
0.16% – 0.18%, 4/04/13	75,000	74,884,281
US Treasury Notes:
1.75% – 4.38%, 8/15/12	130,000	131,116,035
0.38%, 8/31/12	31,000	31,027,313
1.38%, 9/15/12	50,000	50,233,711
0.38% – 4.25%, 9/30/12	72,500	73,380,467
3.38%, 11/30/12	37,000	37,701,867
Total US Treasury Obligations — 7.3%		586,241,976

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.58%, 5/03/12 (Purchased on 3/29/12 to be repurchased at $14,507,709, collateralized by a US Treasury Note, 3.13% due 9/30/13, par and fair values of $14,175,100 and $14,790,037, respectively)	$14,500	$14,500,000
Citigroup Global Markets, Inc., 0.41%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $150,001,708, collateralized by Various Corporate/Debt Obligations and various US Treasury Obligations, 0.00% – 7.81% due 12/31/16 – 12/18/49, par and fair values of $545,614,398 and $160,906,004, respectively)	150,000	150,000,000
Citigroup Global Markets, Inc., 0.69%, 5/01/12 (Purchased on 4/02/12 to be repurchased at $114,563,758, collateralized by various Corporate/Debt Obligations and various US Treasury Notes, 0.00% – 3.13% due 4/15/13 – 2/14/41, par and fair values of $153,507,750 and $118,499,139, respectively) (b)	114,500	114,500,000
Deutsche Bank Securities, Inc., 0.20%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $800,004,444, collateralized by a US Government Sponsored Agency Obligation, 0.00% due 5/10/12, par and fair values of $816,009,000 and $816,000,840, respectively)	800,000	800,000,000
Goldman Sachs & Co., 0.17%, 5/04/12 (Purchased on 4/27/12 to be repurchased at $200,003,778, collateralized by US Government Sponsored Agency Obligations, 2.36% – 6.00% due 12/01/26 – 5/01/42, par and fair values of $358,131,457 and $206,000,001, respectively)	200,000	200,000,000
JPMorgan Securities, Inc., 0.31%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $50,000,431, collateralized by various Corporate/Debt Obligations, 0.00% – 5.50% due 6/08/32 – 8/27/46, par and fair values of $78,095,000 and $53,502,395, respectively)	50,000	50,000,000
JPMorgan Securities, Inc., 0.56%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $87,001,353, collateralized by various Corporate/Debt Obligations, 4.27% – 11.50% due 5/01/14 – 7/15/36, par and fair values of $92,564,078 and $93,095,015, respectively)	87,000	87,000,000
Total Repurchase Agreements — 17.6%		1,416,000,000
Total Investments (Cost — $8,053,567,904*) — 100.0%		8,053,567,904
Other Assets Less Liabilities — 0.0%		2,961,101
Net Assets — 100.0%		$8,056,529,005

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	25

Schedule of Investments (concluded)	Master Premier Institutional Portfolio

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$8,053,567,904	—	$8,053,567,904

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

26	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Schedule of Investments April 30, 2012	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a) — 23.5%
Bank of Nova Scotia, Houston:
0.18%, 5/14/12	$175,000	$175,000,000
0.48%, 6/26/12	35,000	35,000,000
0.35%, 8/30/12	75,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.38%, 7/02/12	50,000	50,000,000
Barclays Bank Plc, NY, 050%, 5/16/12	67,000	67,000,000
Mizuho Corporate Bank Ltd., 0.38%, 5/18/12	100,000	100,000,000
National Australia Bank Ltd., NY:
0.49%, 6/18/12	32,500	32,500,000
0.51%, 5/03/13 (b)	62,500	62,500,000
Nordea Bank Finland Plc, NY:
0.30%, 5/21/12	59,000	59,000,000
0.61%, 8/09/12	60,000	60,000,000
0.36%, 10/11/12	70,500	70,500,000
Rabobank Nederland NV, NY:
0.57%, 9/17/12	89,500	89,500,000
0.53%, 10/25/12	85,000	85,000,000
0.57%, 1/18/13 (b)	50,000	50,000,000
Royal Bank of Canada, NY (b):
0.51%, 5/16/12	50,000	50,000,000
0.45%, 4/02/13	66,000	66,000,000
Sumitomo Mitsui Banking Corp., NY, 0.37%, 7/17/12	75,000	75,000,000
Svenska Handelsbanken, NY, 0.45%, 5/16/12	45,000	45,000,000
Toronto-Dominion Bank, NY, 0.17%, 5/15/12	50,000	50,000,000
Total Certificates of Deposit — 23.5%		1,297,000,000

Commercial Paper
Antalis US Funding Corp., 0.52%, 5/03/12	27,500	27,499,206
Atlantis One Funding Corp., 0.39%, 6/07/12	40,000	39,983,967
Barclays Bank Plc, US Collateralized CP Notes, Series 2010-1, 5/11/12	18,610	18,607,312
Chariot Funding LLC, 0.32%, 7/02/12	75,000	74,958,667
Commonwealth Bank of Australia, 0.50%, 7/06/12	67,500	67,438,125
Credit Suisse, NY, 0.30%, 7/13/12	175,000	174,893,542
DNB Bank ASA, 0.32%, 8/13/12 (c)	49,000	48,954,702
Erste Abwicklungsanstalt:
0.45%, 6/28/12	36,000	35,973,900
0.61%, 11/09/12	16,500	16,446,320
ING (US) Funding LLC, 0.38%, 7/24/12 (c)	100,000	99,912,500
Jupiter Securitization Company LLC, 0.30%, 8/30/12	100,178	100,076,987
Kells Funding LLC:
0.60%, 6/26/12	24,000	23,977,600
0.59%, 8/10/12	79,000	78,869,233
National Australia Funding, DE, Inc., 0.47%, 7/03/12 (c)	25,000	24,979,437
Nordea North America, Inc./DE, 0.40%, 5/23/12 (c)	32,000	31,992,178
NRW. Bank, 0.27%, 7/24/12	100,000	99,937,000
Old Line Funding LLC, 0.32%, 8/20/12	45,000	44,955,600
Scaldis Capital LLC, 0.43%, 5/11/12	39,360	39,355,299

Commercial Paper	Par (000)	Value
Starbird Funding Corp., 0.42%, 5/02/12	$15,500	$15,499,819
Thunder Bay Funding LLC, 0.32%, 8/28/12	52,000	51,944,995
Victory Receivables Corp., 0.20%, 5/24/12	79,825	79,814,800
Westpac Banking Corp. (c):
0.50%, 7/09/12	95,000	94,908,958
0.49%, 8/13/12	105,500	105,350,659
Total Commercial Paper — 25.3%		1,396,330,806

Corporate Notes — 2.2%
JPMorgan Chase Bank NA, 0.54%, 5/17/13 (b)	120,450	120,450,000

Municipal Bonds — 0.2%
Clark County NV, Refunding RB, VRDN, Las Vegas McCarran International Airport, Series F-2, (Union Bank NA LOC), 0.24%, 5/02/12 (d)	11,750	11,750,000

Time Deposits — 3.6%
Natixis Grand Cayman, 0.21%, 5/01/12	195,543	195,543,000

US Government Sponsored Agency Obligations
Fannie Mae Discount Notes, 0.16%, 8/01/12 (c)	100,000	99,959,111
Fannie Mae Variable Rate Notes (b):
0.26%, 8/23/12	100,000	99,990,521
0.27%, 12/20/12	74,500	74,490,373
Freddie Mac Discount Notes, 0.13%, 8/14/12 (c)	50,000	49,981,042
Freddie Mac Variable Rate Notes (b):
0.22%, 5/11/12	25,000	24,999,658
0.30%, 1/24/13	60,000	59,982,253
0.18%, 9/13/13	113,000	112,906,168
Total US Government Sponsored Agency Obligations — 9.5%		522,309,126

US Treasury Obligations
US Treasury Bills (c):
0.10%, 8/09/12	53,000	52,985,278
0.15%, 9/20/12	50,000	49,970,417
0.16% – 0.18%, 4/04/13	63,000	62,899,445
US Treasury Notes:
0.63%, 7/31/12	50,000	50,065,909
4.38%, 8/15/12	40,000	40,496,063
0.38%, 8/31/12	63,000	63,055,906
1.38%, 9/15/12	50,000	50,233,711
0.38% – 4.25%, 9/30/12	86,500	87,716,306
3.38%, 11/30/12	27,000	27,512,173
Total US Treasury Obligations — 8.8%		484,935,208

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	27

Schedule of Investments (concluded)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.58%, 5/03/12 (Purchased on 3/29/12 to be repurchased at $8,504,793, collateralized by a US Treasury Note, 3.13% due 9/30/13, par and fair values of $8,309,600 and $8,670,083, respectively)	$8,500	$8,500,000
Deutsche Bank Securities, Inc., 0.20%, 5/01/12 (Purchased on 4/30/12 to be repurchased at $600,003,333, collateralized by various US Government Sponsored Agency Obligations, 0.38% – 6.25% due 5/4/12 – 7/15/36, par and fair values of $590,934,000 and $612,000,715, respectively)	600,000	600,000,000
Deutsche Bank Securities, Inc., 0.51%, 5/03/12 (Purchased on 4/19/12 to be repurchased at $85,018,062, collateralized by various US Government Sponsored Agency Obligations and various Corporate/Debt Obligations, 0.00% – 7.76% due 06/15/15 – 12/10/49, par and fair values of $5,183,493,824 and $98,102,387, respectively)	85,000	85,000,000
Goldman Sachs & Co., 0.17%, 5/03/12 (Purchased on 4/26/12 to be repurchased at $200,006,611, collateralized by various US Government Sponsored Agency Obligations, 4.00% – 6.00% due 6/01/24 – 7/01/41, par and fair values of $340,521,501 and $206,000,000, respectively)	200,000	200,000,000
Goldman Sachs & Co., 0.17%, 5/04/12 (Purchased on 4/27/12 to be repurchased at $300,009,917, collateralized by various US Government Sponsored Agency Obligations, 3.31% – 6.00% due 1/1/24 – 4/1/42, par and fair values of $535,994,766 and $309,000,000, respectively)	300,000	300,000,000
HSBC Securities, Inc., 0.28%, 5/01/12 (Purchased on 04/30/12 to be repurchased at $50,000,389, collateralized by various Corporate/Debt Obligations, 5.15% – 7.00% due 4/01/12 – 4/15/42, par and fair values of $52,346,000 and $53,503,400, respectively)	50,000	50,000,000
JPMorgan Securities, Inc., 0.31%, 5/01/12 (Purchased on 04/30/12 to be repurchased at $50,000,431, collateralized by various Corporate/Debt Obligations, 0.33% – 6.88% due 5/15/12 – 12/31/99, par and fair values of $50,107,006 and $53,500,434, respectively)	50,000	50,000,000
JPMorgan Securities, Inc., 0.56%, 5/01/12 (Purchased on 04/30/12 to be repurchased at $48,000,746, collateralized by various Corporate/Debt Obligations, 0.00% – 6.88% due 6/15/12 – 1/10/39, par and fair values of $48,670,867 and $51,364,658, respectively)	48,000	48,000,000
Total Repurchase Agreements — 24.4%		1,341,500,000
Total Investments (Cost — $5,369,818,140*) — 97.5%		5,369,818,140
Other Assets Less Liabilities — 2.5%		140,047,776
Net Assets — 100.0%		$5,509,865,916

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$5,369,818,140	—	$5,369,818,140

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

28	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Schedule of Investments April 30, 2012	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.3%
Auburn University Alabama, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 53C (Wells Fargo Bank NA SBPA), 0.25%, 5/07/12 (a)(b)(c)	$7,170	$7,170,000
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project (b):
0.28%, 5/01/12	9,800	9,800,000
Series B, 0.25%, 5/01/12	11,200	11,200,000
Decatur IDB, Refunding RB, VRDN, Nucor Steel Decatur LLC Project, Series A, AMT, 0.28%, 5/07/12 (b)	32,515	32,515,000
The Commercial Development Authority of the City of Birmingham, RB, VRDN, Civic Center Improvements Project, Series A (Barclays Bank Plc SBPA), 0.27%, 5/07/12 (b)	5,700	5,700,000
		66,385,000
Arizona — 1.7%
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC), 0.28%, 5/07/12 (b)	10,000	10,000,000
Salt River Project Agricultural Improvement & Power District, RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA) (b):
Series 2006-0141, 0.25%, 5/07/12	14,000	14,000,000
Series 2009-0041, 0.25%, 5/07/12 (a)	24,790	24,790,000
		48,790,000
Arkansas — 1.4%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae Guarantor), (State Street Bank & Trust Co. SBPA), 0.33%, 5/07/12 (b)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors), (State Street Bank & Trust Co. SBPA), 0.33%, 5/07/12 (b)	14,285	14,285,000
City of Blytheville Arkansas, RB, VRDN, Nucor Corp. Project, AMT, 0.28%, 5/07/12 (b)	16,800	16,800,000
City of Fort Smith, Refunding RB, 1.00%, 5/01/13 (d)	6,090	6,127,453
		42,077,453
California — 6.6%
ABAG Finance Authority for Nonprofit Corps, RB, VRDN, Acacia Creek at Union Project, Series A (Bank of America NA SBPA), 0.35%, 5/01/12 (b)	13,900	13,900,000
California Health Facilities Financing Authority, RB, VRDN, Northern California Presbyterian Homes (Union Bank NA LOC), 0.24%, 5/07/12 (b)	7,975	7,975,000
California School Cash Reserve Program Authority, RAN:
Series P, 2.00%, 12/31/12	2,000	2,022,689
Series S, 2.00%, 12/31/12	5,000	5,056,724
Series U, 2.00%, 12/31/12	9,000	9,089,888

Municipal Bonds	Par (000)	Value
California (concluded)
City of Riverside CA Water Revenue, Refunding RB, Mandatory Put Bonds, Series A, 0.30%, 5/01/13	$6,600	$6,600,000
Coast Community College District, GO, FLOATS, VRDN, Series 36TPZ (FSA), (Wells Fargo Bank NA SBPA), 0.28%, 5/07/12 (b)(c)	7,000	7,000,000
County of Los Angeles California, GO, TRAN, Series C, 2.50%, 6/29/12	10,600	10,635,737
County of Riverside, CA, TRAN, Series B, 2.00%, 6/29/12	6,700	6,718,082
Elsinore Valley Municipal Water District, COP, Refunding, VRDN, Series A (Union Bank NA LOC), 0.31%, 5/07/12 (b)	5,250	5,250,000
Los Angeles County Metropolitan Transportation Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Series E-24 (Royal Bank of Canada LOC), 0.23%, 8/01/12 (a)(c)	11,500	11,500,000
Sacramento Unified School District, GO, TRAN, 2.00%, 10/01/12	5,000	5,031,668
San Jose California, Airport Revenue, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, PUTTERS, VRDN, Series 3923 (JPMorgan Chase Bank NA SBPA), 0.40%, 5/07/12 (a)(b)(c)	5,400	5,400,000
San Juan Unified School District, TRAN, 2.00%, 10/01/12	10,000	10,070,076
South Coast Local Education Agencies, RB, GO, Pooled TRAN, Series B, 2.00%, 5/15/12	7,900	7,904,828
State of California, RAN, Series A2, 2.00%, 6/26/12	79,000	79,196,087
		193,350,779
Colorado — 1.5%
City & County of Denver Colorado, COP, Refunding, VRDN (JPMorgan Bank NA SPA), 0.24%, 5/01/12 (b)	4,400	4,400,000
Denver City & County School District No. 1, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-57 (State Street Bank & Trust Co. SBPA), 0.30%, 5/07/12 (b)	35,240	35,240,000
Sheridan Redevelopment Agency, Tax Allocation Bonds, Refunding, VRDN, South Santa Fe Drive (JPMorgan Chase Bank LOC), 0.37%, 5/07/12 (b)	4,100	4,100,000
		43,740,000
Connecticut — 0.6%
Connecticut Housing Finance Authority, RB:
VRDN, Housing Mortgage Finance Program, Sub-Series E-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.21%, 5/07/12 (b)	6,500	6,500,000
Sub-Series A-1, 0.30%, 7/25/12	10,800	10,800,000
		17,300,000
District of Columbia — 0.5%
District of Columbia, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0121, Class A (Citibank NA SBPA), 0.26%, 5/07/12 (b)	15,515	15,515,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	29

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 5.5%
Brevard County Health Facilities Authority, Refunding RB, VRDN, Retirement Housing Foundation (US Bank NA LOC), 0.21%, 5/07/12 (b)	$4,000	$4,000,000
Brevard County Housing Finance Authority, RB, VRDN, Wickham Club Apartments, Series A (Fannie Mae Guarantor), 0.27%, 5/07/12 (b)	2,560	2,560,000
City of Jacksonville Florida, Refunding RB, VRDN, Series B (Wachovia Bank NA LOC), 0.24%, 5/07/12 (b)	7,295	7,295,000
City of Lakeland Florida, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3822 (JPMorgan Chase Bank NA SBPA), 0.30%, 5/07/12 (a)(b)(c)	8,500	8,500,000
County of Miami-Dade Florida, Building Better Communities Program, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 65C (Wells Fargo Bank NA SBPA), 0.25%, 5/07/12 (a)(b)(c)	13,170	13,170,000
Highlands County Health Facilities Authority, RB, VRDN, Adventist Health System, Series D (Bank of America NA LOC), 0.28%, 5/07/12 (b)	13,000	13,000,000
Jacksonville Electric Authority Florida, RB, FLOATS, VRDN, Series 10C (Wells Fargo Bank NA SBPA), 0.25%, 5/07/12 (a)(b)(c)	21,950	21,950,000
Jacksonville Health Facilities Authority, Refunding RB, VRDN, Baptist, Series D (Wells Fargo Bank NA LOC), 0.28%, 5/01/12 (b)	10,715	10,715,000
Jacksonville Housing Finance Authority, HRB, VRDN, Hartwood Apartments, AMT, 0.29%, 5/07/12 (b)	400	400,000
Miami-Dade County, RB, VRDN, Florida Professional Sports Franchise Facilities, Series E (Wells Fargo Bank NA LOC), 0.24%, 5/07/12 (b)	4,500	4,500,000
Palm County Beach, RB, VRDN, Morse Obligation Group (TD Bank NA LOC), 0.23%, 5/07/12 (b)	39,900	39,900,000
Sarasota County Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital (b):
Series A (Northern Trust Co. LOC), 0.25%, 5/01/12	27,950	27,950,000
Series B (JPMorgan Chase Bank LOC), 0.24%, 5/01/12	7,600	7,600,000
		161,540,000
Georgia — 2.2%
Atlanta Urban Residential Finance Authority, HRB, VRDN, M-Street Apartments Project, AMT (Freddie Mac Guarantor), 0.30%, 5/07/12 (b)	7,000	7,000,000
Colquitt County Hospital Authority, RB, VRDN, Anticipation Certificates (Bank of America NA LOC), 0.46%, 5/07/12 (b)	7,235	7,235,000
Private Colleges & Universities Authority, RB, VRDN, Mercer University, Series A (Branch Banking & Trust LOC), 0.26%, 5/07/12 (b)	5,000	5,000,000
Richmond County Development Authority, RB, VRDN, MCG Health Inc. Project, Series B (Bank of America NA LOC), 0.33%, 5/07/12 (b)	44,910	44,910,000
		64,145,000

Municipal Bonds	Par (000)	Value
Hawaii — 0.9%
City & County of Honolulu Hawaii, Refunding RB, PUTTERS, VRDN, Series 1475 (JPMorgan Chase Bank SBPA), 0.32%, 5/07/12 (b)(c)	$25,635	$25,635,000
Illinois — 0.4%
City of Chicago Illinois, RB, VRDN, Groot Industries, Inc. Project, AMT (JPMorgan Chase Bank LOC), 0.50%, 5/07/12 (b)	1,600	1,600,000
Illinois Finance Authority, RB, VRDN (b):
INX International Ink Co. Project, AMT (JPMorgan Chase Bank LOC), 0.30%, 5/07/12	6,510	6,510,000
Rockford College Project (JPMorgan Chase Bank LOC), 0.65%, 5/07/12	785	785,000
Illinois Finance Authority, Refunding RB, VRDN, Resurrection Health, Series B (JPMorgan Chase Bank LOC), 0.24%, 5/01/12 (b)	1,800	1,800,000
		10,695,000
Indiana — 1.5%
City of Lawrenceburg, RB, VRDN, Indiana Michigan Power Co. Project, Series H (Bank of Nova Scotia LOC), 0.25%, 5/07/12 (b)	6,000	6,000,000
City of Michigan City Indiana, RB, VRDN, Garden Estates West Apartments, AMT (BMO Harris NA LOC), 0.33%, 5/07/12 (b)	5,520	5,520,000
County of Whitley Indiana, RB, VRDN, Micropulse Inc. Project, AMT (Wells Fargo Bank NA LOC), 0.39%, 5/07/12 (b)	515	515,000
Indiana Finance Authority, RB, VRDN, Parkview Health System, Series D (Wells Fargo Bank NA LOC), 0.22%, 5/07/12 (b)	11,000	11,000,000
Indiana Finance Authority, Refunding RB, VRDN, Duke Energy Indiana Inc. Project, Series A-4 (Sumitomo Mitsui Banking LOC), 0.26%, 5/01/12 (b)	1,500	1,500,000
Indiana Finance Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Indiana University Health, Series E-23 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.25%, 5/07/12 (a)(b)(c)	10,000	10,000,000
Indiana Housing & Community Development Authority, RB, PUTTERS, VRDN, Series 1397, AMT (Ginnie Mae & Fannie Mae Guarantors, JPMorgan Chase Bank SBPA), 0.33%, 5/07/12 (b)(c)	10,225	10,225,000
		44,760,000
Iowa — 2.1%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.65%, 5/07/12 (b)	50,000	50,000,000
Iowa Higher Education Loan Authority, Refunding RB, VRDN, Private College Facility, Loras College Project (Bank of America NA LOC), 0.27%, 5/01/12 (b)	11,260	11,260,000
		61,260,000

See Notes to Financial Statements.

30	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kansas — 0.5%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.31%, 5/07/12 (b)	$2,255	$2,255,000
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (JPMorgan Chase Bank SBPA), 0.31%, 5/07/12 (a)(b)(c)	4,070	4,070,000
Kansas Development Finance Authority, RB, VRDN, KU Health System, Series J (US Bank NA LOC), 0.28%, 5/01/12 (b)	7,000	7,000,000
		13,325,000
Kentucky — 0.1%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (JPMorgan Chase Bank LOC), 0.67%, 5/07/12 (b)	2,345	2,345,000
Louisiana — 1.5%
Calcasieu Parish IDB, Inc., Refunding RB, VRDN, Hydroserve Westlake, AMT, 0.30%, 5/07/12 (b)	4,500	4,500,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (b):
0.39%, 5/07/12	4,000	4,000,000
0.39%, 5/07/12	10,000	10,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products & Chemicals Project, 0.24%, 5/01/12 (b)	13,800	13,800,000
State of Louisiana, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 11C (Wells Fargo Bank NA LOC), 0.25%, 5/07/12 (a)(b)(c)	10,530	10,530,000
		42,830,000
Maryland — 2.8%
County of Montgomery Maryland, RB, VRDN, Riderwood Village Inc. Project (Manufacturers & Traders LOC), 0.25%, 5/07/12 (b)	27,505	27,505,000
County of Washington Maryland, RB, VRDN (Manufacturers & Traders LOC) (b):
Conservit Inc. Facility, 0.40%, 5/07/12	3,685	3,685,000
Homewood Williamsport Facility, 0.31%, 5/07/12	6,730	6,730,000
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-48, AMT (State Street Bank & Trust Co. SBPA), 0.40%, 5/07/12 (b)	2,436	2,436,000
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (b):
Gamse Lithographing Co. Facility, 0.40%, 5/07/12	1,465	1,465,000
Linemark Printing Project, 0.45%, 5/07/12	4,890	4,890,000
Maryland Industrial Development Financing Authority, RB, VRDN, Wexford Maryland Biopark 3 LLC Facility (Manufacturers & Traders LOC), 0.30%, 5/07/12 (b)	35,000	35,000,000
		81,711,000

Municipal Bonds	Par (000)	Value
Massachusetts — 1.5%
Commonwealth of Massachusetts, GO, VRDN, Consolidated Loan, Series B (Bank of America NA SBPA), 0.30%, 5/01/12 (b)	$18,000	$18,000,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7 Month Window, Senior Series A, 0.34%, 11/26/12 (b)	4,550	4,550,000
Massachusetts Development Finance Agency, RB, VRDN, Edgewood Retirement (Bank of America NA LOC), 0.37%, 5/07/12 (b)	18,300	18,300,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 7 Month Window, Senior Series 2, 0.34%, 11/26/12 (b)	4,070	4,070,000
		44,920,000
Michigan — 3.0%
Michigan Finance Authority, RB, SAN, Series D-2 (JPMorgan Chase Bank LOC), 2.00%, 8/20/12	60,000	60,304,640
Michigan Finance Authority, RB, VRDN, Higher Education Facilities, University of Detroit Mercy Project (JPMorgan Chase Bank LOC), 0.25%, 5/07/12 (b)	8,000	8,000,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.30%, 5/07/12 (b)(c)	1,400	1,400,000
Michigan State HDA, Refunding RB, VRDN, Series F, AMT (Bank of Nova Scotia SBPA), 0.27%, 5/07/12 (b)	1,500	1,500,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Ascension Health Senior Credit, 0.34%, 11/26/12 (b)	6,300	6,300,000
Michigan Strategic Fund, RB, VRDN, L’Anse Warden Electric Co. LLC (Standard Chartered Bank LOC), 0.67%, 5/07/12 (b)	7,200	7,200,000
Michigan Strategic Fund, Refunding RB, VRDN, Holland Plastics Corp., AMT (Bank of America NA LOC), 1.15%, 5/07/12 (b)	2,240	2,240,000
		86,944,640
Minnesota — 0.9%
Minneapolis & St. Paul Housing & Redevelopment Authority, RB, VRDN, Health Care Facilities Children, Series B (US Bank NA SBPA), 0.28%, 5/01/12 (b)	21,600	21,600,000
Minneapolis Minnesota, Health Care System, RBC Municipal Products, Inc. Trust, RB, FLOATS, Series E-19, Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.32%, 5/03/12 (a)(c)	4,700	4,700,000
		26,300,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	31

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi — 1.3%
Mississippi Business Finance Corp., RB, VRDN, Chevron USA, Inc. Project (b):
Series B, 0.25%, 5/01/12	$400	$400,000
Series K, 0.25%, 5/01/12	11,400	11,400,000
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-84 (State Street Bank & Trust Co. SBPA), 0.28%, 5/07/12 (b)	25,270	25,270,000
		37,070,000
Missouri — 1.1%
City of Kansas City Missouri, Refunding RB, VRDN, Roe Bartle, Series E (Sumitomo Mitsui Banking Co. Ltd. LOC), 0.23%, 5/07/12 (b)	3,500	3,500,000
Missouri State Health & Educational Facilities Authority, RB, VRDN, BJC Health System, Series B (US Bank NA SBPA), 0.23%, 5/01/12 (b)	17,995	17,995,000
Missouri State Health & Educational Facilities Authority, Refunding RB, VRDN, Ascension Health Senior Credit, Series C-1, Mandatory Put Bonds, 0.24%, 5/07/12 (b)	4,000	4,000,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.39%, 5/07/12 (b)	8,000	8,000,000
		33,495,000
Multi-State — 0.2%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank Nederland SBPA), 0.34%, 5/07/12 (a)(b)(c)	6,060	6,060,000
Nebraska — 3.3%
Central Plains Energy Project, Refunding RB, VRDN, Project No. 2 (Royal Bank of Canada Guarantor, Royal Bank of Canada SBPA), 0.25%, 5/07/12 (b)	60,055	60,055,000
City of Lincoln Nebraska, RB, VRDN (b):
Eclipse Funding Trust, Series 2007-0043, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA), 0.24%, 5/07/12	23,195	23,195,000
FLOATS, Series 2900 (Morgan Stanley Bank SBPA), 0.40%, 5/07/12 (c)	13,370	13,370,000
		96,620,000
Nevada — 2.3%
County of Clark Nevada, RB, Series A, AMT, 2.00%, 6/19/12	25,700	25,747,978
Director of the State of Nevada Department of Business & Industry, RB, VRDN, Republic Service Inc. Project (Bank of America NA LOC), AMT (b):
0.34%, 5/07/12	13,000	13,000,000
0.34%, 5/07/12	28,000	28,000,000
		66,747,978

Municipal Bonds	Par (000)	Value
New Hampshire — 0.4%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways Inc., AMT (Bank of America NA LOC), 0.65%, 5/07/12 (b)	$2,640	$2,640,000
New Hampshire Health & Education Facilities Authority, RB, VRDN, Reverwoods Exeter (Bank of America NA LOC), 0.32%, 5/07/12 (b)	10,445	10,445,000
		13,085,000
New Jersey — 1.4%
New Jersey State, TRAN, Series C, 2.00%, 6/21/12	30,000	30,073,100
New Jersey Transportation Trust Fund Authority, Deutsche Bank SPEARS Trust, RB, VRDN, Series DB-447 (AMBAC) (FSA) (Deutsche Bank AG SBPA), 0.33%, 5/07/12 (b)	12,000	12,000,000
		42,073,100
New Mexico — 0.5%
New Mexico Educational Assistance Foundation, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series I-36, AMT (Royal Bank of Canada SBPA), 0.31%, 5/07/12 (b)(c)	14,900	14,900,000
New York — 9.3%
Metropolitan Transportation Authority, RB, VRDN (b):
Eagle Tax-Exempt Trust, Series 2007-0095, Class A (Citibank NA SBPA), 0.28%, 5/07/12	7,000	7,000,000
Subseries B-1 (State Street Bank & Trust Co. LOC), 0.22%, 5/07/12 (a)	10,000	10,000,000
New York City Housing Development Corp., RB, Series J-1, 0.35%, 7/13/12	24,900	24,900,000
New York City Housing Development Corp., RB, VRDN, ROCS, Series II-R-13100 (Citibank NA SBPA), 0.27%, 5/07/12 (a)(b)(c)	8,220	8,220,000
New York City Municipal Water Finance Authority, RB, VRDN, Sub-Series A-2 (Mizuho Corporate Bank Ltd. SBPA), 0.21%, 5/01/12 (b)	15,600	15,600,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN (b)(c):
FLOATS, Series 2843, 0.40%, 5/07/12	24,565	24,565,000
ROCS, Series II-R-12309 (Citibank NA SBPA), 0.25%, 5/07/12 (a)	21,495	21,495,000
New York City Municipal Water Finance Authority, TECP, Series 7, 0.28%, 6/06/12	15,000	15,000,000
New York State Dormitory Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0002, Class A (Citibank NA SBPA), 0.25%, 5/07/12 (b)	22,000	22,000,000
New York State Thruway Authority, BAN, Series A, 2.00%, 7/12/12	31,900	32,003,136
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3194, AMT (JPMorgan Chase Bank SBPA), 0.31%, 5/07/12 (a)(b)(c)	47,990	47,990,000
Sales Tax Asset Receivable Corp., RB, FLOATS, VRDN, Series 2901 (Morgan Stanley Bank SBPA), 0.40%, 5/07/12 (b)(c)	32,545	32,545,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.30%, 5/07/12 (b)	12,390	12,390,000
		273,708,136

See Notes to Financial Statements.

32	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 0.8%
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Carolinas HealthCare System, Series 72-C (Wells Fargo Bank NA SBPA), 0.25%, 5/07/12 (a)(b)(c)	$6,195	$6,195,000
City of Raleigh North Carolina, RB, VRDN, 7 Month Window, Series 2009, 0.35%, 11/26/12 (b)	4,550	4,550,000
County of Mecklenburg, GO, VRDN, Refunding, 7 Month Window, Series D, 0.35%, 11/26/12 (b)	8,535	8,535,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Campbell University (Branch Banking & Trust Co. LOC), 0.25%, 5/07/12 (b)	4,700	4,700,000
		23,980,000
Ohio — 2.8%
Allen County, RB, VRDN, Catholic Healthcare, Series B (JPMorgan Chase Bank LOC), 0.24%, 5/01/12 (b)	1,300	1,300,000
County of Trumbull Ohio, GO, Refunding, VRDN, Shepherd (Manufacturers & Traders LOC), 0.25%, 5/07/12 (b)	8,325	8,325,000
Cuyahoga County, RB, VRDN, Cleveland Clinic, Sub-Series B1 (Wells Fargo Bank NA SBPA), 0.25%, 5/01/12 (b)	8,500	8,500,000
Franklin County Hospital, Refunding RB, OhioHealth Corp. Facilities, Series B, 2.00%, 7/02/12 (e)	13,000	13,036,689
Franklin County Hospital, Ohio Health, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 78C (Wells Fargo Bank NA SBPA), 0.25%, 5/07/12 (a)(b)(c)	5,665	5,665,000
Ohio State Air Quality Development Authority, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 52C (Wells Fargo Bank NA SBPA), 0.25%, 5/07/12 (a)(b)(c)	10,000	10,000,000
Ohio State Water Development Authority, Refunding RB, VRDN, FLOATS, Series 20C (Wells Fargo Bank NA Guarantor)(Wells Fargo Bank NA SBPA), 0.25%, 5/07/12 (a)(b)(c)	14,995	14,995,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C (Wells Fargo Bank NA SBPA), 0.25%, 5/07/12 (a)(b)(c)	20,770	20,770,000
		82,591,689
Pennsylvania — 5.4%
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. SBPA), 0.28%, 5/07/12 (a)(b)	17,385	17,385,000
Emmaus General Authority, RB, VRDN (Wells Fargo Bank NA SBPA), 0.29%, 5/07/12 (b)	51,270	51,270,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT, 0.30%, 5/07/12 (b)	15,800	15,800,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Philadelphia Authority for Industrial Development, RB, VRDN, Girard Estate Aramark Project (JPMorgan Chase Bank NA LOC), 0.30%, 5/07/12 (b)	$21,800	$21,800,000
Philadelphia Hospitals & Higher Education Facilities Authority, RB, VRDN, Children’s Hospital (Bank of America NA SBPA), 0.24%, 5/01/12 (b)	9,400	9,400,000
Pennsylvania Turnpike Commission, Turnpike Multi-Modal, RB, VRDN, Series C-1 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.25%, 5/07/12 (a)(b)	15,955	15,955,000
School District of Philadelphia, GO, Refunding, VRDN, Series C (TD Bank NA LOC), 0.22%, 5/07/12 (b)	26,100	26,100,000
		157,710,000
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Series A-2 (JPMorgan Chase Bank SBPA), 0.30%, 5/07/12 (b)	6,900	6,900,000
Rhode Island — 0.5%
Rhode Island EDC, RB, VRDN, Immunex Rhode Island Corp. Sewer Project, AMT (Bank of America LOC), 0.65%, 5/07/12 (b)	2,580	2,580,000
State of Rhode Island & Providence Plantations, GO, TAN, 2.00%, 6/29/12	12,500	12,534,177
		15,114,177
South Carolina — 3.7%
County of Berkeley South Carolina, Nucor Corp. Project, RB, VRDN, AMT (b):
0.28%, 5/07/12	9,400	9,400,000
Series A, 0.33%, 5/07/12	15,000	15,000,000
County of Darlington South Carolina, Refunding RB, VRDN, Nucor Corp. Project, Series A, AMT, 0.33%, 5/07/12 (b)	4,100	4,100,000
South Carolina Jobs-EDA, RB, VRDN, AMT (b):
Electric City Printing Co. Project (JPMorgan Chase Bank LOC), 0.44%, 5/03/12	2,800	2,800,000
Giant Cement Holding Inc. (Citibank NA LOC), 0.29%, 5/07/12	39,000	39,000,000
South Carolina State Public Service Authority, RB, VRDN (b):
Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.26%, 5/07/12	13,150	13,150,000
Eclipse Funding Trust, Series 2006-0064, Solar Eclipse (US Bank NA SBPA), 0.24%, 5/07/12	24,555	24,555,000
		108,005,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	33

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee — 6.9%
Blount County Public Building Authority, Eclipse Funding Trust, Refunding RB, VRDN, Series 2007-0005, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA), 0.24%, 5/07/12 (b)	$27,395	$27,395,000
Memphis-Shelby County Sports Authority Inc., Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-51 (State Street Bank & Trust Co. LOC, State Street Bank & Trust Co. SBPA), 0.25%, 5/07/12 (a)(b)	12,795	12,795,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, VRDN, Ascension, 0.34%, 11/26/12 (b)	18,355	18,355,000
Montgomery County Public Building Authority, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC) (b):
0.33%, 5/01/12	46,200	46,200,000
0.33%, 5/01/12	31,275	31,275,000
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN (b):
Arbors of Germantown Project (Wachovia Bank NA LOC), 0.29%, 5/07/12	11,800	11,800,000
Methodist Le Bonheur, Series A (US Bank NA SBPA), 0.42%, 5/07/12	30,000	30,000,000
Methodist Le Bonheur, Series B (US Bank NA SBPA), 0.45%, 5/07/12	25,000	25,000,000
		202,820,000
Texas — 11.7%
City of Austin Texas, Refunding RB, VRDN (Bank of Tokyo — Mitsubishi LOC, Sumitomo Mitsui Banking LOC), 0.24%, 5/07/12 (b)	10,655	10,655,000
City of San Antonio Texas, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2005-3010, Class A (Citibank NA SBPA), 0.25%, 5/07/12 (b)	34,550	34,550,000
County of Harris Texas, Clipper Tax-Exempt Certificate Trust, GO, VRDN, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.28%, 5/07/12 (b)	10,360	10,360,000
Dickinson Texas Independent School District, GO, Schoolhouse, Series A (JPMorgan Chase Bank LOC), 0.50%, 8/01/12	2,100	2,100,000
Harris County Cultural Education Facilities Finance Corp., Refunding RB, FLOATS, VRDN, Hermann Health, Series B (Royal Bank of Canada SBPA), 0.25%, 5/07/12 (a)(b)(c)	17,000	17,000,000
Harris County Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital, Sub-Series C-2, 0.23%, 5/01/12 (b)	38,735	38,735,000
Harris County Transit Authority Sales & Use Tax, RB, VRDN, Series A (Deutsche Bank SBPA), 0.32%, 5/07/12 (a)(b)	6,660	6,660,000
Klein Texas Independent School District, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Certificates, Series 51-C (Wells Fargo Bank NA LOC, Wells Fargo Bank NA SBPA), 0.25%, 5/07/12 (a)(b)(c)	4,875	4,875,000
North Texas Tollway Authority, Refunding RB, VRDN, Series A (Morgan Stanley LOC), 0.34%, 5/07/12 (b)	4,700	4,700,000

Municipal Bonds	Par (000)	Value
Texas (concluded)
Port Freeport Texas, RB, VRDN, BASF Corp. Project, AMT (b):
0.39%, 5/07/12	$24,500	$24,500,000
Multi-Mode, 0.39%, 5/07/12	20,000	20,000,000
Port of Arthur Navigation District Industrial Development Corp., RB, VRDN, Total Petrochemicals & Refining USA, Inc. Project, 0.44%, 5/07/12 (b)	8,200	8,200,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.29%, 5/07/12 (b)	10,250	10,250,000
Port of Houston Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, PUTTERS, VRDN, Series 3170, AMT (JPMorgan Chase Bank SBPA), 0.31%, 5/07/12 (a)(b)(c)	25,215	25,215,000
Port of Port Arthur Navigation District, RB, VRDN, AMT (b):
BASF Corp. Project, Series A, 0.39%, 5/07/12	15,000	15,000,000
Multi-Mode, Atofina Project, Series B, 0.44%, 5/07/12	10,000	10,000,000
Total Petrochemicals Project, 0.44%, 5/07/12	50,000	50,000,000
State of Texas, GO, VRDN, Eagle Tax-Exempt Trust, Series 2007-0090, Class A (Citibank NA SBPA), 0.25%, 5/07/12 (b)	29,195	29,195,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA SBPA), 0.25%, 5/07/12 (a)(b)(c)	6,035	6,035,000
Trinity River Authority, RB, VRDN, Community Waste Disposal Project, AMT (Wells Fargo Bank NA LOC), 0.34%, 5/07/12 (b)	2,370	2,370,000
WACO Education Finance Corp., Refunding RB, VRDN, Baylor University (Wells Fargo Bank NA Guarantor)(Wells Fargo Bank NA SBPA), 0.25%, 5/07/12 (a)(b)(c)	12,495	12,495,000
		342,895,000
Utah — 0.0%
City of Murray Utah, RB, VRDN, IHC Health Services, Inc., Series C (Northern Trust Co. SBPA), 0.24%, 5/01/12 (b)	360	360,000
City of Murray Utah, RB, VRDN, IHC Health Services, Inc., Series A (JPMorgan Chase Bank NA SBPA), 0.24%, 5/01/12 (b)	265	265,000
		625,000
Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency, RB, VRDN, Landmark College Project, Series A (TD Bank NA LOC), 0.28%, 5/01/12 (b)	3,135	3,135,000
Virginia — 0.4%
Fairfax County IDA, RB, VRDN (b):
Health Care, Inova Health, 0.37%, 11/26/12	3,500	3,500,000
Inova Health System Project, Series C-1 (JPMorgan Chase Bank SBPA), 0.24%, 5/01/12	100	100,000
Roanoke Economic Development Authority, RB, VRDN, Carilion Health System, Series A-2 (Wells Fargo Bank NA SBPA), 0.25%, 5/01/12 (b)	4,200	4,200,000

See Notes to Financial Statements.

34	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Sussex County IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.32%, 5/07/12 (b)	$1,440	$1,440,000
Virginia HDA, RB, MERLOTS, VRDN, Series C42 (Wachovia Bank NA SBPA), 0.30%, 5/07/12 (b)(c)	3,470	3,470,000
		12,710,000
Washington — 2.9%
Chelan County Public Utility District No. 1, Eclipse Funding Trust, RB, VRDN, Series 2007-0047, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA), 0.24%, 5/07/12 (b)	11,395	11,395,000
City of Seattle Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 18C (Wells Fargo Bank NA SBPA), 0.25%, 5/07/12 (a)(b)(c)	9,730	9,730,000
City of Tacoma Washington, GO, Refunding, PUTTERS, VRDN, Series 1220 (JPMorgan Chase Bank SBPA), 0.27%, 5/03/12 (b)(c)	10,090	10,090,000
County of King Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 2C (Wells Fargo Bank NA SBPA), 0.25%, 5/07/12 (a)(b)(c)	18,095	18,095,000
State of Washington District Project, FYI Properties Lease, RB, VRDN (Barclays Bank PIc SBPA), 0.27%, 5/07/12 (a)(b)(c)	11,320	11,320,000
Washington Health Care Facilities Authority, Refunding RB, FLOATS, VRDN, Series 3007 (Morgan Stanley Bank SBPA), 0.40%, 5/07/12 (a)(b)(c)	9,000	9,000,000
Washington Health Care Facilities Authority, Refunding RB,VRDN, Fred Hutchinson Cancer Research Center (JPMorgan Chase Bank LOC), 0.25%, 5/07/12 (b)	6,030	6,030,000
Washington Higher Education Facilities Authority, Refunding RB, VRDN, University Puget Sound Project (Wells Fargo Bank NA LOC) (b):
Series A, 0.27%, 5/07/12	6,290	6,290,000
Series B, 0.27%, 5/07/12	1,900	1,900,000
		83,850,000
West Virginia — 0.4%
West Virginia EDA, RB, VRDN, Appalachian Power Co., Series B (Sumitomo Mitsui Banking Co. Ltd. LOC), 0.26%, 5/07/12 (b)	5,000	5,000,000
West Virginia EDA, Refunding RB, VRDN, Appalachian Power Co., Series B, AMT (Mizuho Corporate Bank LOC), 0.27%, 5/07/12 (b)	5,500	5,500,000
		10,500,000

Municipal Bonds	Par (000)	Value
Wisconsin — 6.5%
Milwaukee Redevelopment Authority, RB, VRDN, Cathedral Place Packaging Facility Project (JPMorgan Chase Bank LOC), 0.38%, 5/07/12 (b)	$10,325	$10,325,000
State of Wisconsin, Petroleum Inspection Fee, TECP:
0.23%, 5/02/12	27,000	27,000,000
0.27%, 5/15/12	15,000	15,000,000
State of Wisconsin, ECN, TECP:
0.22%, 5/08/12	28,672	28,672,000
0.27%, 5/15/12	57,303	57,303,000
0.22%, 5/18/12	9,000	9,000,000
0.27%, 7/09/12	2,000	2,000,000
State of Wisconsin, GO, FLOATS, VRDN, Series 2927 (Morgan Stanley Bank SBPA), 0.40%, 5/07/12 (b)(c)	13,050	13,050,000
Wisconsin Health & Educational Facilities Authority, TECP, Aurora Health Care Inc. (JPMorgan Chase Bank LOC), 0.20%, 7/05/12	10,000	10,000,000
Wisconsin Housing & EDA, Refunding RB, VRDN, Series G, AMT (JPMorgan Chase Bank SBPA), 0.35%, 5/07/12 (b)	16,700	16,700,000
		189,050,000
Wyoming — 0.4%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.35%, 5/07/12 (b)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, Cheyenne Power Co. Project, AMT (Wells Fargo Bank NA LOC) (b):
Series A, 0.29%, 5/07/12	5,000	5,000,000
Series B, 0.29%, 5/07/12	3,500	3,500,000
		13,100,000
Total Investments (Cost — $2,930,313,952*) — 100.0%		2,930,313,952
Liabilities in Excess of Other Assets — (0.0)%		(871,164)
Net Assets — 100.0%		$2,929,442,788

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Stephens, Inc.	$6,127,454	—

(e)	Variable rate security. Rate shown is as of report date.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	35

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,930,313,952	—	$2,930,313,952

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

36	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Statements of Assets and Liabilities	Master Institutional Money Market LLC

April 30, 2012	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio
Assets
Investments at value — unaffiliated[1]	$6,637,567,904	$4,028,318,140	$2,930,313,952
Repurchase agreements at value — unaffiliated[2]	1,416,000,000	1,341,500,000	—
Cash	—	40,421	272,780
Contributions receivable from investors	712	580,621	—
Interest receivable	3,466,369	2,084,119	4,352,943
Investments sold receivable	—	200,221,640	935,000
Prepaid expenses	43,874	42,715	16,298
Total assets	8,057,078,859	5,572,787,656	2,935,890,973

Liabilities
Bank overdraft	13,315	—	—
Investment advisory fees payable	350,246	228,669	123,838
Custodian fees payable	126,569	128,200	90,519
Professional fees payable	48,855	48,841	49,042
Directors’ fees payable	10,869	16,030	25,521
Investments purchased payable	—	62,500,000	6,131,006
Withdrawals payable to investors	—	—	28,259
Total liabilities	549,854	62,921,740	6,448,185
Net Assets	$8,056,529,005	$5,509,865,916	$2,929,442,788

Net Assets Consist of
Investor’s Capital	$8,056,529,005	$5,509,865,916	$2,929,442,788
[1] Investments at cost — unaffiliated	$6,637,567,904	$4,028,318,140	$2,930,313,952
[2] Repurchase agreements at cost — unaffiliated	$1,416,000,000	$1,341,500,000	—

Statements of Operations	Master Institutional Money Market LLC

Year Ended April 30, 2012	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio
Investment Income
Interest	$29,205,072	$19,097,189	$8,181,852

Expenses
Investment advisory	5,132,589	3,416,291	1,893,007
Custodian	397,129	330,234	220,817
Directors	120,949	77,774	44,201
Professional	49,232	49,232	49,232
Miscellaneous	18,396	18,859	6,853
Total expenses	5,718,295	3,892,390	2,214,110
Net investment income	23,486,777	15,204,799	5,967,742

Realized Gain
Net realized gain from investments	512,233	223,846	75,691
Net Increase in Net Assets Resulting from Operations	$23,999,010	$15,428,645	$6,043,433

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	37

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio		Master Institutional Portfolio
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2012	2011	2012	2011
Operations
Net investment income	$23,486,777	$38,418,013	$15,204,799	$40,799,206
Net realized gain	512,233	1,113,571	223,846	782,607
Net increase in net assets resulting from operations	23,999,010	39,531,584	15,428,645	41,581,813

Capital Transactions
Proceeds from contributions	41,288,745,449	18,055,300,101	45,876,724,316	30,937,189,766
Value of withdrawals	(44,542,133,087)	(18,992,834,513)	(49,673,821,778)	(32,868,411,643)
Net decrease in net assets derived from capital transactions	(3,253,387,638)	(937,534,412)	(3,797,097,462)	(1,931,221,877)

Net Assets
Total decrease in net assets	(3,229,388,628)	(898,002,828)	(3,781,668,817)	(1,889,640,064)
Beginning of year	11,285,917,633	12,183,920,461	9,291,534,733	11,181,174,797
End of year	$8,056,529,005	$11,285,917,633	$5,509,865,916	$9,291,534,733

			Master Institutional Tax-Exempt Portfolio
			Year Ended April 30,
Increase (Decrease) in Net Assets:			2012	2011
Operations
Net investment income			$5,967,742	$26,171,524
Net realized gain			75,691	395,094
Net increase in net assets resulting from operations			6,043,433	26,566,618

Capital Transactions
Proceeds from contributions			9,697,551,312	3,599,009,296
Value of withdrawals			(11,925,770,264)	(9,269,391,505)
Net decrease in net assets derived from capital transactions			(2,228,218,952)	(5,670,382,209)

Net Assets
Total decrease in net assets			(2,222,175,519)	(5,643,815,591)
Beginning of year			5,151,618,307	10,795,433,898
End of year			$2,929,442,788	$5,151,618,307

See Notes to Financial Statements.

38	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Financial Highlights	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio
	Year Ended April 30,
	2012	2011	2010	2009	2008
Total Investment Return
Total investment return[1]	0.22%	0.33%	0.41%	2.25%	4.95%

Ratios to Average Net Assets
Total expenses	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income	0.23%	0.32%	0.41%	2.29%	4.74%

Supplemental Data
Net assets, end of year (000)	$8,056,529	$11,285,918	$12,183,920	$17,313,345	$32,432,412

	Master Institutional Portfolio
	Year Ended April 30,
	2012	2011	2010	2009	2008
Total Investment Return
Total investment return[1]	0.23%	0.37%	0.42%	2.25%	4.95%

Ratios to Average Net Assets
Total expenses	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income	0.22%	0.34%	0.43%	2.21%	4.73%

Supplemental Data
Net assets, end of year (000)	$5,509,866	$9,291,535	$11,181,175	$25,984,189	$29,617,101

	Master Institutional Tax-Exempt Portfolio
	Year Ended April 30,
	2012	2011	2010	2009	2008
Total Investment Return
Total investment return[1]	0.15%	0.34%	0.45%	1.68%	3.36%

Ratios to Average Net Assets
Total expenses	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income	0.16%	0.34%	0.46%	1.74%	3.30%

Supplemental Data
Net assets, end of year (000)	$2,929,443	$5,151,618	$10,795,434	$14,885,725	$17,521,348

[1]	Periods prior to 2012 have been restated to include total investment returns, which were omitted from prior years’ reports.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	39

Notes to Financial Statements	Master Institutional Money Market LLC

1. Organization and Significant Accounting Policies:

Master Institutional Money Market LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC consists of five series, of which Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) are included in these financial statements. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: US GAAP defines fair value as the price a Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: Master Premier Institutional Portfolio and Master Institutional Portfolio may invest in repurchase agreements. In a repurchase agreement, a Master Portfolio purchases a security from a counter-party who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolios could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master Portfolios are classified as partnerships for federal income tax purposes. As such, each investor in each Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of that Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each Master Portfolio’s assets will be managed so an investor in each Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s US federal tax returns remains open for each of the four years ended April 30, 2012. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements, which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed as well as disclosure of the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolios’ financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolios’ financial statement disclosures.

40	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Notes to Financial Statements (concluded)	Master Institutional Money Market LLC

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolios have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

As of April 30, 2012, the PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Master Portfolios, entered into an investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate of 0.05% of each Master Portfolio’s average daily net assets.

The Manager entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager. The Manager paid BIMC, for services it provided, a monthly fee that was a percentage of the investment advisory fees paid by each Master Portfolio to the Manager. Effective July 1, 2011, the sub-advisory agreement was terminated.

Certain officers and/or Directors of the Master LLC are officers and/or directors of BlackRock and its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	41

Report of Independent Registered Public Accounting Firm	Master Institutional Money Market LLC

To the Directors and Investors of
Master Institutional Money Market LLC:

We have audited the accompanying statements of assets and liabilities of the Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio (collectively, the “Master Portfolios”), each a separate series of the Master Institutional Money Market LLC (the “Master LLC”), including the schedules of investments, as of April 30, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Master Portfolios of the Master LLC as of April 30, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
June 25, 2012

42	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 103 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2011.

				33 RICs consisting of 103 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2002

Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				33 RICs consisting of 103 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 103 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) since 2011, President thereof from 1997 to 2011 and Trustee since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.

				33 RICs consisting of 103 Portfolios	AIMS Worldwide, Inc. (marketing)
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 103 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				33 RICs consisting of 103 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 103 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				33 RICs consisting of 103 Portfolios	None

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	43

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				33 RICs consisting of 103 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				33 RICs consisting of 103 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served for the Trust/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Directors as joining the Trust’s/Master LLC’s board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	President[4] and Director	Since 2011

Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.

			158 RICs consisting of 281 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			158 RICs consisting of 281 Portfolios	None

[3]

Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust/Master LLC based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust/Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[4]	President of the Trust.

44	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President[2] and Chief Executive Officer[3]	Since 2010

Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009

Managing Director of BlackRock since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock’s Global Cash Management Business from 2007 to 2010; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009

Managing Director of BlackRock since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

[1]	Officers of the Trust/Master LLC serve at the pleasure of the Board.

[2]	President of the Master LLC.

[3]	Chief Executive Officer of both the Trust and the Master LLC.
Further information about the Officers and Directors is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 225-1576.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	45

Officers and Directors (concluded)

Investment Advisor and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
Boston Financial Data Services
Quincy, MA 02169

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust
One Financial Center
Boston, MA 02111

46	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website at http://www.fundsforinstitutions.com.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 626-1960.

Availability of Quarterly Schedule of Investments

The Trust/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust/Master LLC voted proxies relating to securities held in the Trust’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2012	47

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Trust’s current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#50405-4/12-AR

Item 2 –

Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
FFI Government Fund	$31,100	$31,000	$0	$0	$9,100	$9,100	$0	$0
FFI Institutional Fund	$8,100	$8,000	$0	$0	$9,100	$9,100	$0	$0
FFI Institutional Tax-Exempt Fund	$8,100	$8,000	$0	$0	$10,100	$10,100	$0	$0
FFI Premier Institutional Fund	$8,100	$8,000	$0	$0	$9,100	$9,100	$0	$0
FFI Select Institutional Fund	$8,700	$8,600	$0	$0	$9,100	$9,100	$0	$0
FFI Treasury Fund	$29,200	$29,100	$0	$0	$9,100	$9,100	$0	$0
Master Institutional Portfolio	$36,200	$36,100	$0	$0	$13,000	$13,000	$0	$0
Master Institutional Tax-Exempt Portfolio	$36,200	$36,100	$0	$0	$13,000	$13,000	$0	$0
Master Premier Institutional Portfolio	$36,200	$36,100	$0	$0	$13,000	$13,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,970,000	$3,030,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to a registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
FFI Government Fund	$9,100	$9,100
FFI Institutional Fund	$9,100	$9,100
FFI Institutional Tax-Exempt Fund	$10,100	$10,100
FFI Premier Institutional Fund	$9,100	$9,100
FFI Select Institutional Fund	$9,100	$9,100
FFI Treasury Fund	$9,100	$9,100
Master Institutional Portfolio	$13,000	$13,000
Master Institutional Tax-Exempt Portfolio	$13,000	$13,000
Master Premier Institutional Portfolio	$13,000	$13,000

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,970,000 and $3,030,000, respectively, were billed by D&T to the Investment Adviser.

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 2, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 2, 2012